Cover Letter
Exhibit (a)(3)

__________ __, 2014

Dear Stockholder,

Cimetrix Incorporated intends to engage in a transaction that is structured to reduce the number of record holders of our common stock to fewer than 300, thereby allowing us to terminate the registration of our common stock under Section 12(g) of the Securities Exchange Act and suspend our reporting obligations under Section 15(d) of the Exchange Act. This is often referred to as a “going private” transaction.  It will eliminate the significant expense required to comply with the periodic reporting and related requirements applicable to a publicly traded company in the United States. The transaction will consist of a reverse split of our common shares, whereby each 20,000 outstanding shares of our common stock will be converted into one whole share. In lieu of us issuing fractional shares to stockholders, we will pay cash equal to $0.15 multiplied by the number of pre-reverse stock split shares comprising such fractional share.  In addition, we will reduce the number of authorized shares of our common stock on the same 20,000:1 basis.

After careful consideration, our Board of Directors has concluded that the costs associated with being a public reporting company are not justified by the benefits. After the transaction, we will no longer be subject to the reporting and related requirements under the Exchange Act and we will cease to file reports and information with the SEC, as more fully described in the accompanying Disclosure Statement.  This will also result in the termination of the quotation of our common stock on the OTCQB.

Our Board of Directors has reviewed the transaction and has determined that it is in the best interests of the Company and is substantively and procedurally fair to the stockholders of the Company, including stockholders who will be cashed-out as a result of the reverse split and stockholders who will continue to hold our common stock after the reverse split. In connection with its review, our Board of Directors did not retain any financial advisors or receive any report, opinion or appraisal from an outside party as to the value of our common stock or the fairness of the transaction to our stockholders.

Under Nevada law and pursuant to our Articles of Incorporation, our Board of Directors may amend our Articles of Incorporation by filing a Certificate of Change with the Nevada Secretary of State to consummate the reverse stock split which will be accompanied by a corresponding decrease in the number of authorized shares of our common stock. Nevada law does not require us to obtain any vote or consent of our stockholders to consummate the reverse stock split. Accordingly, we are not seeking stockholder approval for the reverse stock split, or the subsequent deregistration of our common stock or the suspension of our duty to file periodic reports and other information with the SEC. Under Nevada law, stockholders are entitled to dissenters’ rights of appraisal in connection with the reverse stock split.

The accompanying Disclosure Statement contains details on the transaction described in this letter, including important information concerning the reverse stock split, the deregistration of our common stock, the suspension of our duty to file periodic reports and other information with the SEC and stockholder rights under the Nevada dissenters’ rights statute. We strongly urge you to read the accompanying Disclosure Statement, along with its Exhibit, carefully and in their entirety.

Although our Board of Directors has approved the reverse stock split and the subsequent deregistration of our common stock and suspension of our duty to file periodic reports and other information with the SEC, our Board of Directors reserves the right to abandon, postpone or modify the foregoing at any time before they are consummated for any reason.

By order of the Board of Directors of Cimetrix Incorporated,

By:
Robert H. Reback
Chief Executive Officer

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THE TRANSACTION DESCRIBED HEREIN, PASSED UPON THE MERITS OR FAIRNESS OF SUCH TRANSACTION OR PASSED UPON THE ADEQUACY OR ACCURACY OF THE DISCLOSURE IN THIS DISCLOSURE STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL AND A CRIMINAL OFFENSE. NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THE DISCLOSURE STATEMENT OR THE RELATED SCHEDULE 13E-3, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY US.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THE TRANSACTION DESCRIBED HEREIN, PASSED UPON THE MERITS OR FAIRNESS OF SUCH TRANSACTION OR PASSED UPON THE ADEQUACY OR ACCURACY OF THE DISCLOSURE IN THIS DISCLOSURE STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL AND A CRIMINAL OFFENSE. NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS DISCLOSURE STATEMENT OR THE RELATED SCHEDULE 13E-3 FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATION AS HAVING BEEN AUTHORIZED BY THE COMPANY. ALL STOCKHOLDERS SHOULD CAREFULLY READ THIS DISCLOSURE STATEMENT AND ITS EXHIBITS IN THEIR ENTIRETY BEFORE MAKING ANY DECISION IN RESPECT OF OUR COMMON STOCK.

DISCLOSURE STATEMENT

CIMETRIX INCORPORATED
6979 South High Tech Drive
Salt Lake City, Utah 84047-3757

Cimetrix Incorporated, a Nevada corporation (the “Company” or “we”), is furnishing this disclosure statement (the “Disclosure Statement”) to its stockholders pursuant to and in accordance with the requirements of Section 13(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule 13e-3 under the Exchange Act.  This Disclosure Statement has been prepared in connection with the Company’s plan to effect a reverse stock split of our common stock, par value $0.0001 per share, with a view to reducing the number of record holders of our common stock to fewer than 300 and subsequently terminating the registration of our common stock under Section 12(g) of the Exchange Act and suspending our duty to file periodic reports and other information with the Securities and Exchange Commission (the “SEC”) under Section 15(d) of the Exchange Act.  Subsequent to these actions the Company will no longer be subject to the public reporting obligations under federal securities laws, thereby “going private.”

The Company may not consummate the reverse stock split described in this Disclosure Statement until 20 days after the date on which it first mails this Disclosure Statement to stockholders.   It is anticipated that the effective date of the reverse stock split will be on or about November 6, 2014.

SUMMARY

This summary highlights selected information from this Disclosure Statement about the proposed Transaction. This summary term sheet may not contain all of the information that is important to you. For a more complete description of the Transaction, you should carefully read the remainder of this Disclosure Statement and all of its Exhibits in their entirety. For your convenience, we have directed your attention to the location in this Disclosure Statement where you can find a more complete discussion of each item listed below.

As used in this Disclosure Statement, “the Company,” “we,” “ours” and “us” refers to Cimetrix Incorporated, and the “Transaction” refers, collectively, to the (i) reverse stock split, together with the related cash payments to the stockholders in lieu of the issuance of fractional shares of our common stock and the amendment to our articles of incorporation to reduce the number of authorized shares of common stock; (ii) the termination of the registration of our common stock under the Exchange Act; (iii) the suspension of our obligation to make filings with the SEC; and (iv) the termination of the quotation of our common stock on the OTCQB.

The Transaction is considered a “going private” transaction as defined in Rule 13e-3 promulgated under the Exchange Act because it is intended to, and, if completed, will enable us to, terminate the registration of (or deregister) our common stock under Section 12(g) of the Exchange Act and suspend our duty to file periodic reports and other information with the SEC under Section 15(d) of the Exchange Act. In connection with the Transaction, we have filed with the SEC a Rule 13e-3 Transaction Statement on Schedule 13E-3, which is available at www.sec.gov.

Reverse Stock Split
We will effect a reverse stock split of our common stock, whereby each 20,000 shares of our common stock outstanding as of the effective date of the Reverse Stock Split will be converted into one whole share of our common stock and, in lieu of issuing any fractional shares to stockholders, we will make a cash payment (the “Cash-Out Price”) to stockholders equal to $0.15 per pre-reverse stock split share comprising the fractional share (the “Reverse Stock Split”). Accordingly, stockholders owning fewer than 20,000 pre-Reverse Stock Split shares (“Discontinued Stockholders”), will have no further equity interest in the Company, will no longer be stockholders of the Company and will only be entitled to receive the Cash-Out Price of $0.15 multiplied by the number of pre-Reverse Stock Split shares owned by them. The fractional shares purchased by the Company will be cancelled and returned to the status of authorized but unissued shares. The Reverse Stock Split will also provide for a corresponding decrease in the number of authorized shares of our common stock from 100,000,000 shares to 5,000 shares. See “Special Factors - Material Terms” and “Special Factors - Structure of the Transaction” beginning on pages 10 and 20, respectively.

Purpose of the Transaction
The primary purpose of the Transaction is to reduce the number of record holders of our common stock to fewer than 300, thereby allowing us to “go private.” We will do so by filing a Form 15 Certificate of Termination of Registration with the SEC under the Exchange Act as soon as possible after consummation of the Reverse Stock Split so that we will no longer be required to file annual, quarterly or current reports with the SEC, and we will not be required to comply with the SEC’s proxy rules. The Transaction is structured so that we can consummate the Reverse Stock Split without the need to obtain stockholder approval under Nevada law. After the Transaction, the Company will continue to be subject to and will comply with the requirements of Nevada law, including requirements with respect to stockholder meetings and information dissemination. See “Special Factors - Purpose of the Transaction” and “Special Factors - Effects of the Transaction” beginning on pages 10 and 14, respectively.

Fairness of the Transaction
Our Board of Directors has reviewed the Transaction and has determined that the Transaction is in the best interests of the Company and is substantively and procedurally fair to the stockholders of the Company, including both Discontinued Stockholders who will be cashed-out as a result of the Transaction and continuing stockholders who will receive cash in lieu of any fractional share to which they would otherwise be entitled, but who will continue to hold shares of our common stock after the Transaction. In connection with its review, our Board of Directors did not retain any financial advisors or receive any report, opinion or appraisal from an outside party as to the value of our common stock or the fairness of the Transaction to our stockholders. The price of $0.15 was determined based primarily on the historical weighted average share price of our common stock.  See “Special Factors - Fairness of Transaction” beginning on page 16.

Effects of the Transaction
Following the completion of the Transaction, the percentage ownership of the Company held by each continuing stockholder, including affiliates and members of management owning our common stock, will increase slightly due to the elimination and retirement of fractional shares.  Other than the retirement of fractional shares and the corresponding increase in the percentage ownership of all continuing stockholders, there will not be any change in ownership of the Company. We currently have no intention to change our business operations as a result of the Transaction, or to engage in any extraordinary transactions, such as a merger or sale of assets as a result of the Transaction.  The Transaction will eliminate our ability to be traded on the OTCQB and our common stock would only be able to be quoted on the “Pink Sheets” or a similar market for non-reporting issuers, which could further reduce the liquidity of our common stock.  See “Special Factors - Background of the Transaction,” “Special Factors - Effects of the Transaction,” and “Security Ownership of Certain Beneficial Owners” and security ownership of Directors and Management beginning on pages 11, 14,  and 27, respectively.

Timing of the Transaction
The Company intends to effect the Transaction as soon as practicable after all filing requirements have been satisfied. In general, the Company may not consummate the Reverse Stock Split until 20 days after the date on which it first mails this Disclosure Statement to its stockholders. The effective date of the Reverse Stock Split will be the date the Company files a Certificate of Change to its Articles of Incorporation (the “Articles of Incorporation”) effecting the Reverse Stock Split with the Nevada Secretary of State which we expect to be on or about November 6, 2014.  See “Special Factors - Effects of the Transaction” beginning on page 14.

Continuing Stockholders
Continuing stockholders (those owning 20,000 or more pre-Reverse Stock Split shares) will continue to be stockholders of the Company after the Reverse Stock Split.  Continuing stockholders will receive a cash payment in lieu of the issuance any fractional share to which they would otherwise be entitled in the Transaction.  It is anticipated that some continuing stockholders, including members of management, directors, and employees may purchase shares of our common stock in the public trading market after announcement of this Transaction to “top- up” their holdings to an even multiple of 20,000 to avoid the cash out of fractional shares to which they would otherwise be entitled.

Source of Funds
The total amount of funds necessary to make cash payments to stockholders in connection with the Transaction and for related expenses is estimated to be approximately $916,625. The funds for the Transaction will come from our currently available cash. See “Other Matters Related to the Transaction - Source and Amounts of Funds” beginning on page 26.

Tax Consequences
A stockholder who receives no cash payment as a result of the Transaction will not recognize any gain or loss for U.S. federal income tax purposes. A Discontinued Stockholder who receives a cash payment for a fractional share of our common stock as a result of the Transaction will generally recognize capital gain or loss for federal income tax purposes (so long as the stockholder holds our common stock as a capital asset) equal to the difference between the cash received for the fractional share and the aggregate adjusted tax basis of the stockholder in the shares of stock comprising such fractional share. Cash payments in lieu of the issuance of fractional shares to continuing shareholders will be taxed as a dividend or as a capital gain or loss.  See “Other Matters Related to the Transaction - Certain Material U.S. Federal Income Tax Consequences” beginning on page 24. You are urged to consult with your own tax advisor regarding the tax consequences of the Transaction in light of your own particular circumstances.

Payment and Exchange of Shares
As soon as practicable after the Transaction, our exchange agent, Colonial Stock Transfer (the “Exchange Agent”), will send each record stockholder an instruction letter describing the procedure for surrendering stock certificates in exchange for the cash payment and, for continuing stockholders, new certificates reflecting the Reverse Stock Split.  Similar instructions will be sent by the nominee holder to stockholders holding their shares in street name.  Upon receipt of properly completed documentation and stock certificates, each stockholder will be entitled to receive the cash payment, without interest, in lieu of the issuance of any fractional share to which they would otherwise be entitled from the Exchange Agent.  See “Special Factors - Effects of the Transaction” beginning on page 14.

Dissenters’ Right
Under Nevada law, the Transaction does not require approval by our stockholders. However, under Nevada law, our stockholders are entitled to dissenters’ rights with respect to the Reverse Stock Split.  Upon effectiveness of the Reverse Stock Split, any stockholder who believes that the cash out price of $0.15 per share is too low will have the right to object and have a court in Nevada determine the value of such stockholder’s fractional share, and to be paid the appraised value determined by the court, which could be more or less than the $0.15 per pre-split share. A dissenters’ rights notice will be mailed to stockholders promptly after the effective date of the Reverse Stock Split. See “Other Matters Related to the Transaction - Dissenters’ Rights” and “Other Matters Related to the Transaction - Stockholder Approval” both sections beginning on page 22.

Stockholders with Shares Held in Street Name
If your shares are held in a stock brokerage account or by a bank or other nominee, you are considered the beneficial owner of shares held in “street name” with respect to those shares, and this Disclosure Statement is being forwarded to you by your broker or other nominee. Your broker or other nominee is considered, with respect to those shares, the stockholder of record. Although the Transaction is designed to reduce the number of stockholders of record, we intend to treat stockholders holding our common stock in street name in substantially the same manner as stockholders whose shares are registered in their names for purposes of the Transaction. However, banks, brokers or other nominees may have differing procedures, and stockholders holding our common stock in street name should contact their bank, broker or nominee regarding the treatment of their shares.

Reservation
Our Board of Directors retains the right to abandon, postpone or modify the terms of the Transaction and the subsequent deregistration of our common stock under the Exchange Act and suspension of our duty to file periodic reports and other information with the SEC thereunder if it determines that the Transaction as described in this document is not in the best interest of the Company and its stockholders. See “Special Factors - Reservation” beginning on page 21.

CAUTIONARY STATEMENT REGARDING FORWARD LOOKING STATEMENTS

This Disclosure Statement contains certain statements that are “forward-looking statements.” Those statements may include statements regarding the intent, belief or current expectations of the Company or its officers with respect to: (i) the Company’s strategic plans and ability to complete and benefit from the Transaction; (ii) the expenses associated with the Transaction and the subsequent deregistration of our common stock under the Exchange Act and suspension of our duty to file periodic reports and other information with the SEC thereunder; (iii) the number of stockholders following the Reverse Stock Split; and (iv) the Company’s financial condition, results of operations, capital resources and business prospects following the Transaction. These forward-looking statements are based on a number of assumptions and currently available information, and are subject to a variety of risks and uncertainties. Although the Company believes that the assumptions on which the forward-looking statements contained herein are based are reasonable, any of those assumptions could prove to be inaccurate given the inherent uncertainties as to the occurrence or nonoccurrence of future events. There is no assurance that the forward-looking statements contained in this Disclosure Statement will prove to be accurate. The inclusion of a forward-looking statement herein should not be regarded as a representation by the Company that its objectives will be achieved. The “safe-harbor” provisions of Section 27A of the Securities Act of 1933, as amended (the “Securities Act”), and Section 21E of the Exchange Act do not apply to going-private transactions.

QUESTIONS AND ANSWERS ABOUT THE TRANSACTION

Following are some questions about the Transaction that may be raised by our stockholders, and answers to each of those questions. The answers to the questions below may not include all the information that is important to you. You are urged to read carefully the entire Disclosure Statement and each of the documents that we have attached as exhibits to this Disclosure Statement.

Q: What are some of the advantages of the Transaction?

A: The Board of Directors believes that the Transaction may have the following advantages, among others:

•
Through the Transaction we will be able to provide complete liquidity for stockholders holding fewer than 20,000 shares at a price determined by the Board of Directors to be fair and in the best interests of the unaffiliated stockholders, without the payment of a commission.  In contrast, the limited liquidity in the market for our common stock may make it difficult for a stockholder to sell his or her shares without negatively affecting the price, particularly if other stockholders are also seeking to liquidate their holdings at the same time;

•
Unaffiliated stockholders will have the ability to either buy or sell shares in the public trading market prior to the effective date of the Reverse Stock Split, which we currently expect to be on or about November 6, 2014, in order to determine whether to remain as stockholders or to be cashed out;

•
Detailed information about our business, material contracts, costs of operations and profits will no longer be required to be made publically available.  We believe that this will improve our competitive position and our ability to successfully negotiate with suppliers and customers;

•
We will eliminate the significant costs related to complying with our obligations as a public company to the benefit of those stockholders remaining after the Transaction. Since we will no longer have to comply with the public reporting and other requirements of the Exchange Act or the Sarbanes-Oxley Act, we will no longer need to incur certain expenses relating to preparing and filing periodic reports, printing and mailing stockholder documents, SEC filing fees and personnel time required to comply with our obligations under certain U.S. federal securities laws;

•
We will eliminate costs associated with investor relations, which are intended to distribute news releases and other information about the Company to provide information to the trading market in our common stock and to keep the Company in the “public eye.”  We estimate that following the Transaction, we will save approximately $250,000 a year in expenses, including the compliance, investor relations and listing costs described above;

•
Our common stock is traded on the OTCQB, which has largely replaced the Over-the-Counter Bulletin Board.  Starting in 2015 there will be a fee to issuers to continue to list their shares on this market.  The OTC is encouraging us to list on the OTCQX, one step above the OTCQB, which would require an initial application fee of $5,000 and subsequent annual fees in the $10,000 - $15,000 range.  On completion of the Transaction, we will be able to avoid these costs;

•
Stockholders holding less than 20,000 shares will not be obligated to pay any commission in connection with the Transaction and the liquidation of their position.  However, if you hold your shares through a nominee or broker your nominee or broker may charge you a fee in accordance with their individual policies; and

•	The Transaction is designed to treat all stockholders the same, regardless of whether they are directors, officers, employees, or unaffiliated stockholders.

See the information under the captions “Special Factors—Purpose of the Transaction” and “Special Factors—Reasons for the Transaction” in this Disclosure Statement.

Q: What are some of the disadvantages of the Transaction?

A: The Board of Directors believes that the Transaction may have the following disadvantages, among others:

•
Stockholders owning fewer than 20,000 shares of our common stock will not have an opportunity to liquidate their shares at a time and for a price of their choosing. Instead, these stockholders will be cashed out, will no longer be stockholders of the Company and will not have the opportunity to participate in or benefit from any future potential appreciation in our value;

•
Stockholders holding our common stock following the Transaction will no longer have readily available to them all of the information regarding our operations and financial results that is currently available in our filings with the SEC;

•
Certain rights and protections that the U.S. federal securities laws give to stockholders of public companies will cease to be applicable to us and the termination of our Exchange Act registration will make many of the provisions of the Securities Exchange Act that are intended to protect investors, such as the short-swing profit provisions of Section 16, the proxy solicitation rules under Section 14 and the stock ownership reporting rules under Section 13, no longer applicable.  In addition, most provisions of the Sarbanes-Oxley Act, which imposed many additional rules and regulations on public companies that were designed to protect investors, will no longer apply to us;

•	We do not expect for there to be a public trading market for our shares following the Transaction, so that liquidity for our ongoing stockholders will be reduced;
•	We will incur additional costs associated with the Transaction;

•
There is the potential for renewed applicability of public reporting requirements if continuing stockholders transfer stock in a manner that results in there being more than 300 record holders of our shares at a time when our assets exceed $10 million; and

•	The Transaction may be taxable for stockholders receiving cash in lieu of fractional shares.

See the information under the caption “Special Factors—Effects of the Transaction -- Potential Disadvantages of the Transaction to Stockholders” in this Disclosure Statement.

Q: What are some of the factors that the Board of Directors considered in recommending approval of the Transaction?

A: In addition to the advantages and disadvantages described above, the Board of Directors considered numerous factors in recommending approval of the Transaction, including:

•
The Board of Directors’ discussions and conclusions about the fairness of the price of $0.15 per pre-split share to be paid following the Reverse Stock Split to our stockholders otherwise entitled to a fractional share at the time of the Reverse Stock Split;

•
The fact that the average share price per pre-split share was approximately $0.15 per share for the 30, 60, 90, 180 and 360 day periods ending September 26, 2014, the day before the Board approval of the Transaction.  The closing price for the common stock was also $0.15 on September 26, 2014;

•	The fact that there has been only a limited and inconsistent public trading market for our common stock;

•
The fact that a substantial number of our stockholders will have an opportunity to liquidate their holdings at a price of $0.15 per share pursuant to the Reverse Stock Split without payment of any commissions or other costs other than fees that may be imposed by their broker or nominee holder;

•	The lack of attractive and affordable alternatives.

For a more comprehensive review of the factors considered by the Board of Directors, see the information under the caption “Special Factors” in this Disclosure Statement.

Q: What will the effect of the Transaction be?

A: The effect of the Transaction will be as follows:

•
When the Transaction becomes effective, if you are a holder of at least 20,000 common shares, you will be entitled to receive one whole share for each 20,000 shares you hold.  You will be entitled to receive a cash payment in lieu of the issuance of any fractional share to which you would otherwise be entitled. You will receive a notice immediately after the Transaction to submit your existing stock certificates in exchange for new certificates representing the new number of shares you hold (if you hold more than 20,000 pre-split shares and are a continuing stockholder) and any cash payment to which you are entitled in lieu of the issuance of a fractional share;

•
When the Transaction becomes effective, if you are a holder of fewer than 20,000 common shares, you will be entitled to receive a cash payment of $0.15 per pre-reverse share. As soon as practicable after the Transaction, you will be notified and asked to surrender your stock certificates to the Exchange Agent. You should allow for approximately five business days after mailing for the Exchange Agent to receive your stock certificates. Upon receipt of a properly completed letter of transmittal and your stock certificate(s) by the Exchange Agent, you will receive your cash payment within approximately seven to ten business days; and

•
The Transaction will not terminate or eliminate outstanding options to purchase shares of our common shares, whether exercisable or unexercisable, except to the extent that the option represents the right to acquire less than 20,000 shares.  However, outstanding options will, following the Transaction, be adjusted to represent the right to acquire fewer shares (by dividing the currently existing shares by 20,000) at a higher exercise price (determined by multiplying the existing exercise price by 20,000).  The Company will pay cash to any option holder whose option would otherwise cover a fractional share equal to the number of pre-split shares comprising such fractional share multiplied by the difference (if positive) obtained by subtracting the strike price of the option from $0.15.

Stockholders holding our common shares in “street name” (i.e., in a brokerage account) may be subject to special requirements. Please carefully review the information under the caption “Special Factors—Effects of the Transaction” in this Disclosure Statement.

Q: How will payment for shares be effected?

A: As soon as practicable after the Transaction, we will send all stockholders a letter of transmittal with instructions to be used to transmit their certificates. Upon proper completion and execution of the letter of transmittal, and the return of the letter of transmittal and accompanying stock certificate(s) to the Exchange Agent, each stockholder entitled to receive payment will receive a check for such stockholder’s fractional share. Stockholders should allow for approximately five business days after mailing for the Exchange Agent to receive the letter of transmittal and accompanying stock certificate. The Exchange Agent will send a check for such stockholder’s stock within approximately seven to ten business days after receiving such properly completed letter of transmittal and accompanying stock certificate. In the event we are unable to locate a stockholder, or if a stockholder fails properly to complete, execute and return the letter of transmittal and accompanying stock certificate to the Exchange Agent, any funds payable to such holder pursuant to the Transaction will be held in escrow until a proper claim is made, subject to applicable abandoned property laws. Please do not send your stock certificates to us or the Exchange Agent until after you have received the letter of transmittal and instructions. See the information under the caption “Special Factors -- Structure of the Transaction—Exchange of Certificates for Cash Payment” in this Disclosure Statement.

Q: What are the interests of our directors and executive officers in the Transaction?

A: As a result of the Transaction, we estimate that our directors and executive officers and their affiliated entities will collectively increase their collective beneficial ownership of our common shares from approximately 5.6% to approximately 6.0%.  This increase is the result of the cancellation of the shares of all holders that would represent the right to receive a fractional share after the Reverse Stock Split.  Our directors and executive officers may seek to purchase shares in the public trading market after the announcement of the Transaction to “top-up” their holdings to an even multiple of 20,000.  Except to the extent they acquire additional shares of common stock prior to the Reverse Stock Split, one director and one executive officer will no longer be a stockholder following the Transaction because each currently holds less than 20,000 shares of common stock.  See the information under the caption “Other Matters Related to the Transaction – Potential Conflicts of Interest” in this Disclosure Statement.

Q: What if I hold common shares in “street name”?

A: If you hold common shares in “street name,” then your broker, bank or other nominee is considered the stockholder of record with respect to those shares and not you. We intend to treat stockholders holding our common shares in street name through a nominee in the same manner as stockholders whose shares are registered in their own name.  Accordingly, if you hold 20,000 or more common shares in street name you will remain a stockholder after consummation of the Transaction. On the other hand, if you hold fewer than 20,000 common shares in an account it is intended that you receive cash for your shares. However, it is also possible that the bank, broker or other nominee also holds shares for other beneficial owners of our common shares and that it may hold 20,000 or more shares in the aggregate.  Therefore, depending upon your nominee’s procedures, your nominee may not be obligated to treat the Transaction as affecting its beneficial holders’ shares and you may not receive the same amount of cash for your fractional interests since fees or other charges may be imposed by your nominee.If you hold fewer than 20,000 common shares in any account, we encourage you to contact your bank, broker or other nominee directly as soon as possible so that arrangements can be made, if necessary, to register your holdings in your name to ensure that you receive the cash payment of $0.15 per pre-reverse stock split share. See the information under the caption “Special Factors—Effects of the Transaction” in this Disclosure Statement.

Q: What if I hold 20,000 or more common shares in the aggregate through multiple brokerage or record accounts or a combination of brokerage and record accounts, each with fewer than 20,000 shares?

A: We do not intend to pay cash to holders of 20,000 or more common shares in the aggregate other than the payment in lieu of a fractional share to which such stockholder would be entitled.  If you hold a total of 20,000 or more common shares represented by different certificates for which you are record holder, we may be able to combine those shares in determining the number of record shares you will hold subsequent to the Reverse Stock Split and any fractional interest.  If you hold shares in multiple brokerage accounts and wish to minimize the number of shares that are cashed out, you should contact your bank, broker or other nominee immediately to make arrangements to register and/or consolidate your holdings or take such other steps as may be necessary in order to avoid having each account treated separately.  See the information under the caption “Special Factors—Effects of the Transaction” in this Disclosure Statement.

Q: How did the Board of Directors determine the reverse stock split ratio of 1-for-20,000? Could the Board of Directors determine that a different ratio should be used for the reverse split?

A: The Board of Directors approved a ratio for the reverse split of 1-for-20,000 in order (i) to reduce our stock holders to a number sufficiently below 300 that we would be unlikely, in the future, to inadvertently increase our record holder base to 300 or more, and thus potentially be required to re-register our common stock under the Securities Act; (ii) to permit the Company to fund the cost of the Reverse Stock Split from funds available to the Company; and (iii) to permit the Board of Directors to approve the Reverse Stock Split without the necessity of shareholder approval in order to avoid the cost and delay of holding a shareholder meeting. The Board of Directors may at any time prior to the effectiveness of the Reverse Split determine to use a different ratio if the Board of Directors determines that it is necessary to comply with the provisions of the Nevada Act regarding the absence of the need for stockholder approval, reduce the number of our record holders in order to effect the deregistration of our common stock under the Securities Exchange Act, or otherwise is in the best interests of our stockholders to do so. If the Board of Directors alters the ratio, we will provide you with notice through an amendment to this Disclosure Statement or other public filings.

Q: Can the Board of Directors determine not to proceed with the Transaction as currently contemplated?

A: The Board of Directors may determine not to proceed with the Transaction as currently contemplated, or to change the terms of the Transaction, if it believes that abandoning or changing the terms of the Transaction is in the best interests of the Company and our stockholders. If the Board of Directors determines not to proceed with the Transaction, we will continue to operate our business as presently conducted. See the information under the caption “Special Factors—Reservation” in this Disclosure Statement.

Q: What are the U.S. federal income tax consequences of the Transaction to me?

A: Generally, the Transaction will not result in U.S. federal income tax to you except to the extent you receive cash in lieu of fractional shares.  Depending on your individual circumstances, such cash in lieu of fractional shares will result in either capital gain or loss, or dividend income, for U.S. federal income tax purposes. A stockholder who does not receive any cash for fractional shares as a result of the Transaction generally will not recognize any gain or loss in the Transaction for U.S. federal income tax purposes. See the information under the caption “Other Matters Related to the Transaction – Certain Material U.S. Federal Income Tax Consequences” in this Disclosure Statement.  We urge you, however, to consult with your personal tax advisor with regard to the individual tax consequences to you of the Transaction, including under any applicable foreign, state and local tax laws.

Q: What information will I be able to get about the Company if I continue to hold shares after the Transaction?

A:  After the Transaction, we do not intend to make generally available to our stockholders any financial or other information about us that is not required by law. We do not intend, but may in our discretion elect, to distribute press releases for material and other events. We will continue to hold stockholder meetings as required under Nevada law, or to take actions by written consent of our stockholders in lieu of meetings.

Q:  What is the total cost of the Transaction to the Company?

A:  Upon consummation of the Transaction, an estimated amount of approximately $916,625 will be required to cash-out fractional shares and pay the costs of the Transaction. However, the amount actually paid in connection with the Transaction could be more or less depending on how many shares we are actually required to cash-out upon consummation of the Transaction, which will depend in part on whether stockholders who presently own less than 20,000 shares buy additional shares in order to remain stockholders following the Transaction and whether stockholders who presently own 20,000 or more shares sell shares in order to participate in the cash-out. We anticipate incurring approximately $70,100 in advisory, legal, financial, accounting, printing and other fees and costs in connection with the Transaction. See the information under the caption “Other Matters Related to the Transaction—Source and Amounts of Funds” in this Disclosure Statement.

Q: What does the deregistration of our common shares mean?

A: Following the Transaction, we expect to have fewer than 300 beneficial stockholders, which will ensure that we will have fewer than 300 record holders following the Transaction. This will make us eligible to terminate the registration of our common stock under the Securities Exchange Act. Following the termination of the registration of our common shares, we will no longer be required to file annual, quarterly and other reports with the SEC, and beginning 90 days after such deregistration, our executive officers, directors and 10% stockholders will no longer be required to file reports with the Commission relating to their transactions in our common stock. Our common stock will not be registered on any stock exchange and we expect that any trading in our common stock would continue only in privately negotiated sales. See the information under the captions “Special Factors—Effects of the Transaction” in this Disclosure Statement.

Q: Am I entitled to appraisal or dissenters’ rights in connection with the Transaction?

A: If you are entitled to receive cash in lieu of the issuance of a fractional share, you are entitled to appraisal or dissenters’ rights with respect to that cash payment under the Nevada Revised Statutes. See the information under the caption “Other Matters Related to the Transaction—Dissenters’ Rights” in and Exhibit B to this Disclosure Statement.

Q: At what prices has our stock traded recently?

A: The volume weighted average trading price for the 30 calendar days ended September 26, 2014 was $0.1466 based on the weighted average of each individual trade during that period and $0.1561 based on the weighted daily average assuming that all trades occurring during each trading day were made at the closing price for that day.  The trading in the common stock was limited during this period, with trades only occurring on 10 days.  The closing price as reported by the OTCQB on September 26, 2014 was $0.15.

Q: Am I permitted to trade my stock prior to the Reverse Stock Split?

A: Stockholders may trade their shares prior to the Reverse Stock Split. However, the price of our common stock is volatile, in part because of the low volume of trading. This volatility may increase due to the announcement of the Transaction, especially if stockholders begin purchasing or selling in high volumes. Any change in the price of our stock may be unrelated to our business or prospects.  See the information under the caption “Special Factors—Effects of the Transaction” in this Disclosure Statement.

Q: Who is the Filing Person?

A: For the purposes of this Disclosure Statement, the “Filing Person” is the Company.

Q: Who can help answer my questions?

A: If you have additional questions about the Transaction or any of the other disclosures in this Disclosure Statement, you should contact Robert H. Reback, Chief Executive Officer, or Jodi Juretich, Chief Financial Officer at 801-256-6500.

SPECIAL FACTORS

Material Terms

Our Board of Directors has authorized the Reverse Stock Split, including the corresponding decrease in the number of authorized shares of our common stock, in order to reduce the number of record holders of our common stock to fewer than 300. As a result of the Reverse Stock Split, Discontinued Stockholders (i.e., those holding fewer than 20,000 pre-Reverse Stock Split shares as of the effective date of the Reverse Stock Split) will have no further equity interest in the Company, will no longer be stockholders of the Company and will only be entitled to receive a cash payment equal to the Cash-Out Price of $0.15 multiplied by the number of pre-Reverse Stock Split shares owned by them. Continuing stockholders (i.e. those holding 20,000 or more pre-Reverse Stock Split shares as of the effective date of the Reverse Stock Split) will continue to be stockholders of the Company after the Reverse Stock Split and will receive a cash payment in lieu of any fractional share they would otherwise be entitled to receive equal to $0.15 per pre-split share comprising such fractional share.

All fractional shares acquired by the Company in the Reverse Stock Split will be cancelled and returned to the status of authorized but unissued shares.

Purpose of the Transaction

The purpose of the Transaction is to reduce the number of record holders of our common stock to fewer than 300, thereby enabling us to deregister our common stock under the Exchange Act and suspend our duty to file periodic reports and other information with the SEC. This will enable us to terminate the Company’s status as a public reporting company with the SEC and reduce the financial and administrative costs incurred with respect to such status.

In determining whether the number of our stockholders of record falls below 300 as a result of the Reverse Stock Split, we must count stockholders of record in accordance with Rule 12g5-1 under the Exchange Act. Rule 12g5-1 provides, with certain exceptions, that in determining whether issuers, including the Company, are subject to the registration provisions of the Exchange Act, securities are considered to be “held of record” by each person who is identified as the owner of such securities on the stock transfer records of the Company.

As a result of the Reverse Stock Split, we anticipate that the number of shares of our common stock issued and outstanding will be reduced from 45,042,006 (the number outstanding as of September 30, 2014) to approximately 39,541,244. After completion of the proposed acquisition of fractional shares from Discontinued Stockholders, we anticipate that: (i) the total number of record holders of our common stock will be reduced from approximately 634 to 99; and (ii) the total number of holders holding our common stock in street name will be reduced from approximately 963 to 186.

The Reverse Stock Split is structured so that the Company can consummate the Reverse Stock Split without the need to obtain stockholder approval under Nevada law. The cash out of fractional share interests held by Discontinued Stockholders will result in the cancellation of less than 10% of the outstanding pre-Reverse Stock Split shares.  Furthermore, in connection with the Reverse Stock Split, the number of authorized shares of our common stock will be decreased proportionally from 100,000,000 to 5,000.

We estimate that the total cash to be paid for fractional shares will be approximately $846,525, including fractional shares of vested stock options. In addition, the expenses incurred to effect the Transaction are estimated to be $70,100. These costs and expenses are expected to be paid out of our currently available cash. The fractional shares acquired in the Transaction will be cancelled and returned to the status of authorized but unissued shares of our common stock.

On completion of the Transaction, we intend to file with the SEC a Form 15 to deregister our common stock. Upon the filing of the Form 15, our obligation to file periodic reports under the Exchange Act will be immediately suspended. Deregistration of our common stock will be effective 90 days after we file the Form 15. Upon deregistration of our common stock, our obligation to comply with the requirements of the proxy rules and to file proxy statements under Section 14 of the Exchange Act will also be terminated. In addition, our executive officers, directors and 10% or greater stockholders will no longer be subject to the provisions of Section 16 of the Exchange Act.  We will not be required to file periodic reports with the SEC in the future unless we subsequently file another registration statement under the Securities Act or again have record holders of our common stock in excess of 300 and assets in excess of $10 million on the first day of a subsequent fiscal year.

Background of the Transaction

As a public reporting company, we expected to be able to leverage our public company equity to raise capital and pursue acquisitions to help grow our business and expand our operations; however, in recent years, we have not raised capital or completed acquisitions and have derived only minimal benefits from being a public reporting company. The relatively low trading volume of our common stock, our low per-share trading price and our low market capitalization have reduced the traditional liquidity benefits of being a public reporting company to our stockholders. Additionally, our common stock has failed to attract significant interest from institutional investors or market analysts, which could have created a more active and liquid market for our common stock. Our Board of Directors does not presently intend to raise capital through sales of our securities in a public offering or to acquire other businesses or entities using our securities as consideration.

As a result of the foregoing, we are not likely to make use of the advantages for raising capital, effecting acquisitions or other purposes that our status as a public reporting company may offer. Based on our past history, the Company’s management and our Board of Directors have been evaluating: (i) the advantages and disadvantages of being a public reporting company, including the costs with respect to filing reports and other information with the SEC; (ii) complying with certain of the rules and regulations under the Sarbanes-Oxley Act of 2002; (iii) complying with applicable corporate governance requirements; and (iv) transactions which may present alternatives to terminating our status as a public reporting company.

In light of the minimal benefits the Company enjoys from its public company reporting status and the financial and administrative costs associated with such status, our Board of Directors has, from time to time, during the past few years considered the deregistration of our common stock under the Exchange Act and the suspension of our duty to file periodic reports with the SEC thereunder.

In July 2014, our management engaged legal counsel to evaluate the potential benefits of a going private transaction.  Legal counsel presented a memorandum to the Company on July 28, 2014.

Our Board of Directors considered the going private transaction at a meeting held on September 4, 2014.  The Board of Directors discussed the lack of benefits to the Company and its stockholders that are normally associated with public company status, the costs and management time involved in maintaining our public company status, the effects of deregistration of our common stock and the suspension of our duty to file periodic reports and other information with the SEC, as well as methods of effecting such deregistration and suspension, including the

Transaction.  The Board of Directors discussed the possibility of a tender offer by the Company, a management buyout of the Company, or a leveraged buyout by management with the participation of a financial party.  Each of these alternatives were rejected based on the high costs of such transactions in the face of the Company’s and management’s limited financial resources and the higher transactional costs and longer delays inherent in these alternatives.  Based on such discussions, our Board of Directors believed that the Transaction provided the most favorable alternative to the Company and its stockholders for the deregistration of our common stock and the suspension of our duty to file periodic reports and other information with the SEC, although the Board determined to continue its consideration of the matter.

Our Board of Directors held another meeting on September 27, 2014 to further consider and discuss the Transaction, including the reasons therefor and the effects and fairness thereof as described in “Special Factors - Reasons for the Transaction,” “Special Factors - Effects of the Transaction” and “Special Factors - Fairness of the Transaction” beginning on pages 12, 14 and 16, respectively.  The Board of Directors unanimously approved the Transaction at the September 27, 2014 meeting.

Reasons for the Transaction

We believe we and our stockholders have derived only minimal benefits from being a public reporting company. Benefits of being a public reporting company typically include:

•	access to the public markets for liquidity purposes for our stockholders;

•	access to the public markets for purposes of raising capital through the sale of securities; and

•	the ability to make acquisitions using securities as consideration.

Our common stock has failed to attract significant interest from institutional investors or market analysts. This has resulted in a relatively low trading volume and market capitalization, which has limited the liquidity benefit to our stockholders. In addition, the legal requirements applicable to public reporting companies create large administrative and financial costs for us. As a small company with limited managerial resources, we believe that these financial resources and this management time could more effectively be devoted to other purposes.

Our Board of Directors believes that consummating a going private transaction is a necessary step to reduce corporate overhead costs by eliminating the costs associated with being a public reporting company, including filing reports with the SEC, complying with certain of the rules and regulations under the Sarbanes-Oxley Act of 2002, and complying with applicable corporate governance requirements. Furthermore, our Board of Directors has determined that the costs of being a public reporting company currently outweigh the benefits and, thus, that it is no longer in the best interests of the Company or its stockholders, creditors, or other stakeholders, including unaffiliated stockholders, for the Company to remain a public reporting company, for the reasons described below.  The Board believes that the Transaction provides the most certainty for the Company to achieve the benefits of the cost savings.

Exchange Act Reporting Costs. The Company incurs significant direct and indirect costs in complying with its periodic reporting and other obligations under the Exchange Act, including: the legal, accounting, printing, mailing, investor relations, compliance and administrative costs of preparing, reviewing, filing, printing and distributing the reports and other filings required under the Exchange Act; the broker and transfer agent charges for forwarding materials to beneficial holders of our common stock; management’s time and attention expended in preparing and reviewing such reports and other filings; the pending cost of listing fees and the substantially higher premiums for directors’ and officers’ insurance policies payable by public reporting companies. The Company’s estimated costs related to being a public company are approximately $250,000 annually, detailed as follows:

Investor Relations Firm fees	$42,000
Legal fees	$40,000
Accounting and Audit fees	$25,000
Transfer and Exchange Agent fees	$17,500
Sarbanes-Oxley Act Compliance Firm fees	$11,000
Annual Shareholder Meeting and associated fees	$7,000
Press Release Firm fees	$1,500
Management and staff time and attention	$90,750
Directors and Officer insurance reduction in fees	$13,500

While we presently have no specific plans to do so, we may, periodically, send stockholders financial and/or other information. We anticipate that our consolidated financial statements will be subject to audit only to the extent required by applicable law and covenants in any credit or financing agreement which we may enter. We expect that, in connection with any pending litigation, contractual, regulatory and general business issues, we will, from time to time, engage and confer with outside counsel, as needed. In addition, the Company believes that the Transaction and subsequent deregistration of our common stock and the suspension of our duty to file periodic reports and other information with the SEC, will allow our management and employees to devote more time and effort to improving our operations.

•
Liquidity for Small Stockholders. Our Board of Directors believes that holders of fewer than 20,000 shares of our common stock may be deterred from selling their shares because of the lack of an active trading market and because of disproportionately high brokerage costs. The trading volume in our common stock has been, and continues to be, limited. Our common stock does not trade every day.  Our Board of Directors believes that the Transaction would give stockholders who are cashed out an opportunity to receive a fair price in cash for their shares without having to pay disproportionately high brokerage commissions.

•
Competitive Information.  We are a small company and the number of our direct competitors is limited.  Compliance with the reporting obligations of the Exchange Act requires us to provide detailed information about our business operations, our material contracts, our financial results, our available assets, and our future plans and areas of focus.  This information is available to our competitors, suppliers and customers.  We believe that the termination of the obligation to make this information publicly available will strengthen our competitive position in the marketplace.

•	Listing Costs. Beginning in 2015, the OTCQB will begin charging fees to list shares on that exchange. This is an additional cost that can be eliminated by going private.
•
Investor Relations.  Our Board of Directors has considered expanding investor relations, which would include meetings with analysts and making presentations at investor conferences, but has not done so because of the costs involved.  Our public relations costs are currently approximately $3,500 per month.  These costs will be eliminated or substantially reduced on completion of the Transaction.

•
Lack of Capital from Public Markets. In addition to the costs of being public, the Company is not able to, and does not presently intend to exploit, any of the benefits of being public.  The price of our common stock has remained in the $0.15 range for an extended period of time.  We have no plans to seek capital through the public sale of our stock or to use our stock to acquire other business or assets.  As a result, the Company is not receiving any of the traditional benefits of being public, yet associated costs continue to increase, substantially reducing the profitability of the Company and depleting the limited resources of the Company. The increase in costs is the result, among other things, of the increase in securities regulation. Our Board of Directors believes that the cost of being public, if continued, would be detrimental to the financial condition of the Company.

Other benefits which exist for public stockholders include: (i) the rights and protections afforded stockholders by the federal securities laws; (ii) the substantive requirements of the federal securities laws, including the Sarbanes-Oxley Act of 2002, which are imposed on public companies; and (iii) limitations and reporting requirements imposed on officers and directors of public companies, including restrictions on short-swing trading and the reporting obligations of officers and directors. These benefits were not considered to outweigh the associated costs due to the small size of the Company, its limited staffing and the lack of a liquid trading market for our common stock. Accordingly, our Board of Directors has determined that the costs, currently and in the foreseeable future, will continue to outweigh the benefits to the Company and its stockholders and, thus, it is no longer in the best interests of the Company or its stockholders, creditors, or other stakeholders, including its unaffiliated stockholders, for the Company to remain a public reporting company.

Effects of the Transaction

Effects of the Transaction on our Stockholders. Based on information available to us, we estimate that the Transaction will reduce the total number of record holders of our common stock from approximately 634 to approximately 99. The total number of holders holding our common stock in street name will be reduced from approximately 963 to 186. Combined, the total remaining record holders and holders holding our common stock in street name will be approximately 285. The reduction in the number of our record stockholders below 300 will enable us to deregister our common stock under the Exchange Act and suspend our duty to file periodic reports and other information with the SEC, which will substantially reduce the information required to be furnished by us to the public, including our stockholders.

We intend to apply for deregistration of our common stock and suspension of our duty to file periodic reports and other information as soon as practicable following completion of the Reverse Stock Split.  See “Special Factors - Purpose of the Transaction.” However, our Board of Directors reserves the right, in its discretion, to abandon, postpone or modify the Transaction prior to the effective date of the Reverse Stock Split if it determines that doing so is in our best interests and the best interests of our stockholders. See “Special Factors - Reservation” beginning on page 21.

When the Transaction is consummated, Discontinued Stockholders (those owning fewer than 20,000 pre-Reverse Stock Split shares) will no longer have any equity interest in the Company and will not participate in our future earnings or any increases in the value of our assets or operations. Only our continuing stockholders and option holders will benefit from any future increase in our earnings. The continuing stockholders will continue to have an equity interest in the Company after the Transaction. Once we terminate the registration of our common stock and suspend our duty to file periodic reports and other information with the SEC our common stock will only be allowed to be quoted on the Pink Sheets which may further limit its liquidity because many brokers do not trade securities listed in non-reporting companies. Trading opportunities in the Pink Sheets depends upon whether any broker-dealers make a market for our common stock. We do not anticipate that our common stock will be quoted on the Pink Sheets or that a public trading market will exist for our common stock subsequent to the Transaction.

Discontinued Stockholders will, following the Transaction, have their pre-Reverse Stock Split shares cancelled and converted into the right to receive a cash payment. As soon as practicable after the effective date of the Reverse Stock Split, we will send these stockholders a letter of transmittal with instructions as to how such stockholders will be paid the cash payment. The letter of transmittal will include instructions on how to surrender stock certificates to our Exchange Agent. Continuing stockholders will receive a cash payment for any fractional shares of our common stock resulting from the Reverse Stock Split to which they would otherwise be entitled.

If your shares are held in a stock brokerage account or by a bank or other nominee, you are considered the beneficial owner of shares held in “street name” with respect to those shares. Your broker or other nominee is considered, with respect to those shares, the stockholder of record. Although the Transaction is designed to reduce the number of stockholders of record, we intend to treat stockholders holding common stock in street name held through a broker or other nominee in the same manner as stockholders whose shares are registered in their names for purposes of the Transaction. Nominees will be instructed to effect the Transaction for their beneficial owners. However, nominees may have different administrative procedures with respect to how they communicate with beneficial owners, and stockholders owning shares in street name should contact their nominee(s) to obtain information about how their shares will be treated.

Based on information available to us as of August 8, 2014, we estimate that the Transaction will reduce our record holders from 634 to 99 and holders of our Common Stock holding in street name from 963 to 186. The reduction in the number of our record holders to fewer than 300 will enable us to deregister our common stock and suspend our duty to file periodic reports and other information with the SEC and will substantially reduce the information required to be furnished by us to our stockholders and to the SEC. One of the Company’s rationales for using a ratio of 20,000-to-one is that if a large enough number of holders holding in street name remained following the Transaction, and thereafter became stockholders of record, the Company could again become subject to reporting obligations under Section 12(g) of the Exchange Act. By reducing the number of stockholders of record well below 300 and significantly reducing the number of holders holding in street name, we believe we have sufficiently limited the risk of having to recommence filing reports with the SEC and to re-register our common stock under the Exchange Act.

Effects of the Transaction on our Affiliates. As of September 30, 2014, each of our officers and directors, with the exception of one officer and one director, holds more than 20,000 shares of our common stock and, therefore, will be continuing stockholders.  In addition each of our officers and directors hold options to acquire common stock.  One director and one officer will have all of their shares cashed out (unless they elect to acquire additional shares prior to the effectiveness of the Reverse Stock Split).  The stock holdings of the other officers and directors will not change, other than the cancellation of any fractional share resulting from the Reverse Stock Split and the general increase in percentage ownership of the Company following the completion of the Transaction that will accrue to all continuing stockholders.  This increase in percentage ownership does not result from the number of shares held by each continuing stockholder but results from the payments in lieu of issuing fractional shares and the cancellation and retirement of such fractional shares.  Additionally, our officers, directors and 10% stockholders will no longer be subject to the reporting requirements of Section 16 of the Exchange Act or be subject to the short-swing profit recapture provisions thereunder. Stockholders acquiring more than 5% of our common stock will no longer be required to report their beneficial ownership under the Exchange Act. Upon the effectiveness of the Transaction, we estimate that the beneficial ownership of our shares of common stock held by our directors, executive officers and 5% stockholders will increase from 36% to approximately 41% as a result of the Transaction. The beneficial ownership percentage and the reduction in the number of shares outstanding following the Transaction may increase or decrease depending on purchases, sales, and other transfers of shares of our common stock by our stockholders prior to the effective time of the Reverse Stock Split, and the number of shares that are actually cashed-out in the Transaction.

Potential Disadvantages of the Transaction to Stockholders. While we believe that the Transaction will result in the benefits described above, several disadvantages should also be noted:

•
After the Transaction, our common stock will not be eligible for quotation on the Over-the-Counter Bulletin Board or OTCQB, and our stockholders may experience reduced liquidity for their shares of our common stock, even if our common stock is quoted on the Pink Sheets.  This reduced liquidity may adversely affect the market price of our common stock, if any public market in the common stock exists subsequent to the Transaction, which we do not anticipate;

•
After the Transaction, and based on the $0.15 per pre-split share cash-out price, each of our shares would theoretically be worth $3,000 (each post-Transaction share would represent 20,000 pre-Transaction shares).  Such a high per-share price may further adversely affect the liquidity in any market for the common stock that may exist subsequent to the Transaction;

•
After the Transaction, we will deregister our common stock under the Exchange Act and suspend our duty to file periodic reports and other information with the SEC and, therefore, we will no longer be subject to the reporting requirements under the Exchange Act, such as periodic filings of financial statements and proxy or information statement disclosures in connection with stockholder meetings;

•	We will no longer report our quarterly or annual results of operations or activities in reports filed with the SEC under the Exchange Act;

•	Because the reporting requirements of the Exchange Act will no longer apply, less information about us will be required to be furnished to the continuing stockholders;

•	The reporting and short-swing profit recapture provisions of Section 16 of the Exchange Act will no longer apply to our executive officers, directors and 10% stockholders;

•
Although we plan, at this time, to continue to engage independent accountants to audit the annual financial statements of the Company, these financial statements may be less comprehensive than the financial statements we are required to maintain and report as a public reporting company;

•
Discontinued Stockholders will, after giving effect to the Transaction, no longer have any equity interest in the Company and, therefore, will not participate in our future earnings or growth, if any; and

•
The Transaction will require Discontinued Stockholders to involuntarily surrender their shares in exchange for cash, rather than choosing their own time and price for disposing of their shares of our common stock.

Financial Effects of the Transaction. Completion of the Transaction will require us to spend approximately $70,100, which includes legal, financial and other fees and costs related to the Transaction. This estimate does not include the cost of the aggregate cash payment of fractional shares, which we estimate will be approximately $846,525. These costs will be offset by the costs we would otherwise incur as a public reporting company to comply with SEC reporting requirements, which will be recurring and potentially increasing, and which we currently estimate to be approximately $250,000 annually.

Trading Market for Our Common Stock. Following the completion of the Transaction, our common stock may be eligible for quotation on the Pink Sheets. The Pink Sheets is a listing service that offers financial and other information about issuers of securities, and collects and publishes quotes of market makers for over-the-counter securities through its website at www.pinksheets.com. The Pink Sheets is not a stock exchange, and we do not have the ability to control whether our shares are quoted on the Pink Sheets. Trading opportunities in the Pink Sheets will be dependent upon whether any broker-dealers commit to make a market for our common stock.  In part because of the potentially high per-share price of common stock subsequent to the Reverse Split, we do not anticipate that any liquid public trading market for our common stock will develop on the Pink Sheets or otherwise.  In addition, any prices at which our shares are quoted on the Pink Sheets, if at all, may be more or less than the current price on the OTCQB, adjusted for the Reverse Split.  The spread between the bid and asked prices of our common stock on the Pink Sheets may be wider than on the OTCQB and the liquidity of our shares may be lower. We give no assurance, however, that there will be any Pink Sheets quotations after the Transaction or that, if such quotations begin, they will continue for any length of time.

Fairness of Transaction

Our Board of Directors has fully reviewed and considered the terms, purpose, alternatives and effects of the Transaction and has determined that the Transaction is in the best interests of the Company and is substantively and procedurally fair to the affiliated and unaffiliated stockholders of the Company, including: (i) our unaffiliated Discontinued Stockholders who will be cashed-out as a result of the Transaction and (ii) our unaffiliated continuing stockholders who will continue to hold our common stock after the Transaction. After studying the Transaction and its anticipated effects on our stockholders, our Board of Directors unanimously approved the Transaction and deemed it procedurally and substantively fair to all of the Company’s affiliated and unaffiliated stockholders and to the Company.

Fairness of the Substance of the Transaction. In determining the fairness of the Transaction, our Board of Directors considered the factors discussed below, in addition to the alternative transactions discussed in “Special Factors – Background of the Transaction” beginning on page 11. In light of these factors, our Board of Directors believes that the Transaction is substantively fair to the Company’s unaffiliated stockholders, including our unaffiliated Discontinued Stockholders who will be cashed-out as a result of the Transaction and our unaffiliated continuing stockholders who will continue to hold our common stock after the Transaction. Our Board of Directors did not assign specific weight to the factors set forth below in a formulaic fashion. Moreover, in their considerations, individual directors may have given differing weights to different factors. However, our Board of Directors did place special emphasis on the significant cost and time savings we expect the Company to realize from deregistration of our common stock under the Exchange Act and the suspension of our duty to file periodic reports and other information with the SEC.

Significant Cost and Time Savings. By deregistering our Common Stock and suspending our duty to file periodic reports with the SEC, we expect to realize recurring and potentially increasing annual cost savings currently estimated at approximately $250,000, which includes savings from personnel expense relating to the time spent by our management to prepare and review our reports required to be filed with the SEC under the Exchange Act. In addition, our Board of Directors has determined that the costs of being public, currently and in the foreseeable future, will continue to outweigh the benefits and, thus, it is no longer in the best interests of the Company or its stockholders, creditors, or other stakeholders, including its unaffiliated stockholders, for the Company to remain a public reporting company. See the “Special Factors - Purpose of the Transaction” and “Special Factors - Reasons for the Transaction” beginning on pages 10 and 12, respectively.

Opportunity to Remain a Holder of, or to Liquidate, Common Stock. Another factor considered by our Board of Directors in determining the fairness of the Transaction to holders of our common stock is the opportunity the Company’s stockholders have to remain stockholders or to liquidate their Company holdings. Current holders of fewer than 20,000 shares of our common stock can either remain Company stockholders by acquiring additional shares so that they own at least 20,000 shares of our common stock immediately before the effective date of the Reverse Stock Split (which would require the payment for the additional shares plus applicable brokerage fees or commissions) or be cashed out in the Reverse Stock Split. Any stockholder increasing their holding to 20,000 shares or more will receive cash for any fractional shares, but will be able to remain as a stockholder.  Holders of fewer than 20,000 shares of our common stock at the effective time of the Reverse Stock Split will have their fractional post-Reverse Stock Split shares purchased by the Company without paying any brokerage fees or commissions, although nominee holders may impose certain fees in accordance with their rules and procedures. Our Board of Directors did not quantify the consideration of brokerage fees paid for having such fractional shares cashed out in the Reverse Stock Split since such fees, if any, vary significantly depending upon the method used to acquire or dispose of shares. Conversely, stockholders who own 20,000 shares or more and who desire to liquidate all of their shares in connection with the Transaction at the price offered can reduce their holdings to less than 20,000 shares by selling or gifting shares prior to the effective date of the Reverse Stock Split. These stockholders would otherwise receive cash only for their fractional shares that result from the Reverse Stock Split. Our Board of Directors did not place undue emphasis on this factor due to the limited trading market for our common stock. See “Special Factors - Reasons for the Transaction” and “Special Factors - Structure of the Transaction” beginning on pages 12 and 20, respectively.

Recent and Historical Trading Prices. Our Board of Directors considered recent and historical trades of our common stock.  Our Board of Directors viewed the historical daily volume weighted average trading prices on the OTCQB as a good indicator of what a willing buyer would pay to a willing seller, neither one of whom is under any compulsion to buy or sell, after considering such factors as their estimate of the Company’s value as a whole, its earnings and performance history, its prospects, the prospects of the Company’s industry as a whole, an assessment of the control parties and management of the Company, and other factors that typically bear on a stock purchase or sale decision.  The Board of Directors did not focus on individual transactions in the common stock that are reflected at their extremes by the high and low trading prices for our common stock over the prior two years (see the information under “Company Information; Company Securities”), primarily due to the limited trading volume in the public market and the belief that individual trades for a small number of shares do not reflect the overall trading market.  The Board of Directors believes that the average trading price of the common stock, weighted for the number of shares involved in each transaction, is more reflective of the price stockholders could expect to receive in the market.

The recent and historical trading of our common stock relates to the fairness of the Transaction to unaffiliated stockholders because it provides some insight into how the market has historically valued our common stock. Since unaffiliated Discontinued Stockholders will no longer be able to directly participate in the financial success of the Company, the cash-out price paid to these stockholders as a result of the Reverse Stock Split represents the final opportunity to obtain value for their investment. Although not a perfect measure, the trends over time in the market price of our common stock reflect market perceptions about the Company’s intrinsic value.

Based on the foregoing, our Board of Directors determined that a cash-out price based on the historical volume weighted trading prices of our common stock would be the most accurate method of determining the fair value of shares of our common stock being cashed out in the Transaction. The Board obtained information based on two different calculations, the first based on the volume weighted average price of each transaction in our common stock that weights each transaction based on the price and number of shares involved in the transaction (the “Daily Volume Weighted Average Price”).  The second calculation is based on daily closing price weighted for the number of shares traded that day and assuming all trades were at the closing price (the “Daily Volume Weighted Average Price”).  Calculations for the 30 day, 60 day, 90 day, 6 month and 1 year calendar periods ended September 26, 2014 were reported to the board as follows:

	The Daily Volume	The Daily Volume
	Weighted Average Price	Weighted Average Price
• 8/27/14 – 9/26/14:	$0.1466	$0.1561
• 7/27/14 – 9/26/14:	$0.1444	$0.1495
• 6/27/14 – 9/26/14:	$0.1450	$0.1488
• 3/27/14 – 9/26/14:	$0.1433	$0.1484
• 9/27/13 – 9/26/14:	$0.1378	$0.1485

   Liquidity of Our Common Stock. Our Board of Directors discussed the lack of an active trading market for our common stock, the lack of any market analyst coverage of the Company and our inability to access the public capital markets as some of the indications that our stockholders are not receiving the typical public company benefits. Our Board of Directors determined that the lack of liquidity of our common stock was an additional indication of fairness to the Discontinued Stockholders. See “Special Factors - Reasons for Transaction” beginning on page 12.

Recent Acquisitions by the Company.  During 2013 the Company acquired the holdings of two former stockholders, a total of 525,000 shares of common stock.  Both of these acquisitions were completed at a price of $0.09 per share, a significant discount from the reported trading price at the time of the transactions which the Board of Directors considered to reflect the lack of liquidity in the trading market for our common stock.

Equal Treatment of Affiliated and Unaffiliated Holders of Our Common Stock. The Transaction will not affect holders of our common stock differently on the basis of affiliate status. The sole determining factor in whether a stockholder will be cashed out (and become a Discontinued Stockholder) or will continue as a holder of our common stock as a result of the Transaction is the number of shares of our common stock held by the stockholder as of the effective date of the Reverse Stock Split.   In fact, unless they elect to purchase additional shares in the market, one executive officer and one director will be cashed out of all of the shares currently held by them.

Minimum Effect on Voting Power. The Transaction will have a minimum effect on the voting power of the Company’s stockholders. The shares of our common stock are the only voting shares of the Company and will continue to be the only voting shares after the Transaction. The voting and other rights of our common stock will not be affected by the Transaction. The only effect of the Transaction on the Company’s voting power will be a slight change in the overall ownership percentage of the continuing stockholders following the Transaction.

No Material Change in Ownership Percentage of Executive Officers and Directors. Since only an estimated 5,500,762 out of 46,042,006 outstanding shares of our common stock (on a pre-Reverse Stock Split basis) will be eliminated as a result of the Transaction, the percentage ownership of the continuing stockholders following the Transaction will increase slightly, but will remain proportional amongst the continuing shareholders. Upon the effectiveness of the Transaction, the beneficial ownership of shares of our common stock held by our directors, executive officers and 5% stockholders will not change proportionally in relation to our other continuing stockholders as a result of the Transaction other than very minor differences resulting from individual fractional shares being cashed out. See “Special Factors - Effects of the Transaction - Effects of the Transaction on Affiliated Stockholders.”

Based on the foregoing, our Board of Directors determined that the cash-out price is a fair price for the shares our common stock being cashed out in the Transaction.

Our Board of Directors also considered the following possible disadvantages of effecting the Transaction:

Reduction of Market for Our Common Stock. After the completion of the Transaction and the deregistration of our common stock and suspension of our duty to file periodic reports and other information with the SEC, our common stock will not be eligible for quotation on the OTCQB, and our stockholders may experience reduced liquidity for their shares of our common stock, even if our common stock is quoted in the Pink Sheets, which we do not anticipate. See “Special Factors - Effects of the Transaction - Potential Disadvantages of the Transaction to Stockholders” beginning on page 15 for more information.

Possible Decline in Price of Our Common Stock. After the completion of the Transaction, our stockholders may experience reduced liquidity for their shares of our common stock. This reduced liquidity may adversely affect the market price of our common stock. See “Special Factors - Effects of the Transaction - Potential Disadvantages of the Transaction to Stockholders” beginning on page 15 and “Termination of Publicly Available Information about the Company” immediately below.

Termination of Publicly Available Information About the Company. After deregistration of our common stock and suspension of our duty to file periodic reports and other information with the SEC, information regarding our operations and financial results that is currently available to the general public and our stockholders will no longer be readily available, and stockholders seeking information about us will have to contact us directly to receive such information. We may or may not provide stockholders with information, upon request or otherwise, that we are not required by law to provide. Our Board of Directors believes that the overall benefits to the Company of no longer being a public reporting company substantially outweigh the disadvantages associated with a lack of publicly available information about the Company. See “Special Factors - Effects of the Transaction - Potential Disadvantages of the Transaction to Stockholders” beginning on page 15.

Sarbanes-Oxley Act and Other Reporting and Disclosure Provisions Will No Longer Apply to the Company.After the completion of the Transaction and the deregistration of our common stock and suspension of our duty to file periodic reports and other information with the SEC, we will no longer be subject to the provisions of the Sarbanes-Oxley Act or the liability provisions of the Exchange Act that apply to public companies, including the requirement that the chief executive officer and the chief financial officer certify the accuracy of the financial statements contained in our Exchange Act filings. In addition, our officers, directors and 10% or greater stockholders will no longer be subject to the short-swing profit recapture provisions and reporting requirements of Section 16 of the Exchange Act. See “Special Factors - Effects of the Transaction - Potential Disadvantages of the Transaction to Stockholders” beginning on page 15.

The Company Will No Longer Have the Potential Benefits Normally Associated with Public Reporting Company Status.  We will no longer have the benefits, such as better access to the capital markets for issuances of securities, liquidity for our stockholders and use of our common stock in acquisitions, typically associated with public companies. We would still have access to capital markets, but if we were to conduct a public offering of our securities, we would have to again become a reporting company, and the expenses that we are seeking to eliminate would then be reinstated. We believe that the cost savings from ceasing to be a public reporting company outweigh the drawbacks of losing more ready access to the capital markets.

Discontinued Stockholders Will Not Participate in Future Increases in Our Value. Following the Transaction, Discontinued Stockholders will no longer have an equity interest in the Company and will not participate in our future earnings or any increases in the value of our assets or operations. See “Special Factors - Effects of the Transaction - Effects of the Transaction on Our Stockholders” beginning on page 14.

Although potentially relevant to a determination of fairness of the Transaction, the factors listed below, for the reasons given, were determined by our Board of Directors to not be applicable to the Company and were not considered or were not given any weight by our Board of Directors.

Going Concern Valuation. An indicator of going concern value is the discounted future cash receipts approach. Given the other considerations discussed herein, our Board of Directors did not pursue this approach due to the significance of the subjective assumptions that would be involved in such an approach, as well as the expense associated with the approach.

Liquidation Value. Our Board of Directors viewed the liquidation value of the Company to be an inappropriate measure for the purpose of evaluating the fairness of the Cash-Out Price. There is no present intention of liquidating the Company. Further, the Transaction will only result in the cash-out of fractional shares as a result of the Reverse Stock Split.  A liquidation process would also involve additional legal fees, costs of sale and other expenses that would reduce any amounts that stockholders might receive upon a liquidation. Given the other factors considered by our Board of Directors as described in this Disclosure Statement, the Board did not pursue a liquidation value approach.

Net Book Value.  Our Board of Directors also viewed the net book value of the Company, which is based upon the historical cost of the Company’s assets and ignores the value of the Company as a going concern, to be an inappropriate measure for the purpose of evaluating the fairness of the Cash-Out Price.  The Company is a software company that derives value in substantial part from intangible assets.  As a consequence, our Board of Directors did not consider net book value to be an accurate indication of the value the Company.

No Firm Offers. We have not received during the last two years any firm offers for a merger or consolidation with or into another company, or vice versa, or the sale or transfer of all or substantially all of our assets to another company, or a purchase of our securities by another person that would involve a change in control of the Company.

Our Board of Directors believes that all of the factors mentioned above, both favorable and unfavorable, when viewed together support a conclusion that the Transaction is substantively fair to all the Company stockholders, including the unaffiliated Discontinued Stockholders who will be cashed out as a result of the Transaction and the stockholders who will continue to be stockholders of the Company after the Transaction. Our Board of Directors set the cash-out price at $0.15 based on the factors described above, and in particular, the historic volume weighted average trading price of our common stock as discussed above.

Procedural Fairness of the Transaction. In addition to the fairness of the substance of the Transaction, our Board of Directors believes that the process by which decisions were made regarding the Transaction is fair to the Company’s unaffiliated stockholders, including the Discontinued Stockholders who will be cashed out as a result of the Transaction and the stockholders who will continue to be stockholders of the Company after the Transaction.

Our Board of Directors noted that stockholders can purchase, subject to availability, prior to the effective date of the Reverse Stock Split, such additional shares of our common stock through the market in order to make their holdings of our common stock exceed 20,000, thereby avoiding being completely cashed out as a result of the Reverse Stock Split.

The Company did not receive a report, opinion or appraisal from an outside party as to the value of our common stock or the fairness of the Transaction to unaffiliated Discontinued Stockholders who will be cashed out as a result of the Transaction, unaffiliated continuing stockholders who will remain stockholders following the Transaction, or affiliated stockholders or the Company.

Our Board of Directors concluded that there were already sufficient procedural safeguards without the expense of retaining an independent fairness advisor, particularly since unaffiliated and affiliated stockholders would be treated the same in the Transaction and any of such stockholders could change his or her stock holdings prior to the effective date of the Reverse Stock Split in order to avoid being cashed out as a result of the Transaction. In addition, the Board recognized the importance of preserving the Company’s cash position and completing the Transaction as expeditiously as practicable.

No representative or advisor was retained by the independent members of our Board of Directors on behalf of the unaffiliated stockholders to negotiate the proposed Transaction. Our Board of Directors concluded that there were already sufficient procedural safeguards without the expense of retaining an external representative or advisor to negotiate the proposed Transaction, particularly since unaffiliated and affiliated stockholders would be treated the same in the Transaction and any of such stockholders could change his or her stock holdings prior to the effective date of the Reverse Stock Split, as described above, in order to be cashed out as a result of the Transaction or continue as a stockholder of the Company following the Transaction.

Our Board of Director has not granted unaffiliated stockholders access to our corporate files, except as required by the Nevada law, nor has it extended the right to retain counsel or appraisal services at our expense. With respect to unaffiliated stockholders’ access to our corporate files, our Board of Director believes that this Disclosure Statement, together with our other filings with the SEC, provide adequate information for unaffiliated stockholders. In deciding not to adopt these additional procedures, our Board of Directors also took into account factors such as our size and financial capacity and the costs of such procedures.

Structure of the Transaction

The Transaction consists only of the Reverse Stock Split with a cash payment in lieu of receipt of any fractional shares.  The Reverse Stock Split is expected to occur on or about November 6, 2014. On the effective date of the Reverse Stock Split: (a) we will amend our Articles of Incorporation to reduce the number of authorized shares of common stock from 100,000,000 to 5,000 and (b) each stockholder of record will be entitled to receive one share of common stock for every 20,000 pre-Reverse Stock Split shares held in his or her account as of such date. Any stockholder of record who holds fewer than 20,000 pre-Reverse Stock Split shares in his or her account at the time of the Reverse Stock Split will receive a Cash-Out Price of $0.15 per pre-Reverse Split share and will no longer be a stockholder of the Company after the Transaction.  Each continuing stockholder will also receive a Cash-Out Price of $0.15 per pre-Reverse Split share for any fractional shares that the stockholder would otherwise be entitled to as a result of the Reverse Split.

We intend for the Transaction to treat stockholders holding common stock in street name through a nominee (such as a bank or broker) in the same manner as stockholders whose shares are held of record in their own names, and nominees will be instructed to effect the Transaction for their beneficial holders. However, nominees may have different procedures and stockholders holding shares in street name should contact their nominees.

In general, the Transaction can be illustrated by the following examples:

Example 1. A stockholder holds 1,000 shares of our common stock in his account before the effective date of the Reverse Stock Split. Instead of receiving a fractional share of our common stock immediately after the Reverse Stock Split, the stockholder’s shares will be converted into the right to receive cash. The stockholder would receive $150 ($0.15 x 1,000 shares). Note: If the stockholder wants to continue the investment in the Company, before the effective date of the Reverse Stock Split, the stockholder can buy at least 19,000 more shares. The stockholder would have to act far enough in advance of the Reverse Stock Split so that the purchase is completed and the additional shares are credited in his account by the effective date.

Example 2. A stockholder holds 20,000 shares of our common stock as of the effective date of the Reverse Stock Split. After the Reverse Stock Split, the stockholder will hold one share of common stock.

Example 3. A stockholder has two separate accounts. As of the effective date of the Reverse Stock Split, the stockholder holds 10,000 shares of our common stock in one account and 10,500 shares of common stock in the other. If the stockholder is a registered holder of the Company’s common stock and both accounts are either taxable or non-taxable and we can determine that the two separate accounts belong to the same person (based upon the name of the account or the social security number or address associated with the account), then we may be able to treat the two accounts as a single account. Accordingly, the stockholder will be treated as having more than 20,000 pre-Reverse Stock Split shares. In the Reverse Stock Split, the stockholder’s stock will be converted into 1 share and the right to receive $0.15 per pre-reverse split share, or $75 for the fractional share represented by the 500 shares in excess of 20,000.

If, however, the accounts are held in the name of a nominee (street name) we are unable to consolidate the two separate accounts belonging to the same person, and the stockholder will receive cash payments equal to the cash-out price of the common stock in each account instead of receiving fractional shares. In this case, the stockholder would receive two checks totaling $3,075 ($0.15 x 10,000 shares; $0.15 x 10,500 shares). Note: If the stockholder wants to be certain to continue as a stockholder in the Company, the stockholder can consolidate or transfer the two accounts before the effective date of the Reverse Stock Split into an account with at least 20,000 pre-Reverse Stock Split shares. Alternatively, the stockholder can buy at least 10,000 more shares for the first account and 9,500 more shares for the second account, and hold them in such stockholder’s respective accounts. The stockholder would have to act far enough in advance of the Reverse Stock Split so that the consolidation or the purchase is completed by the effective date.

Example 4. A stockholder holds 42,000 shares of our common stock as of the effective date of the Reverse Stock Split. In the Reverse Stock Split, the stockholder’s stock is converted into 2 shares and the right to receive the $0.15 per pre-reverse split share, or $300, for the remaining 2,000 shares.

Example 5. A stockholder holds 2,000 shares of our common stock in street name in a brokerage account as of the effective date of the Reverse Stock Split. We intend for the Transaction to treat stockholders holding shares of our common stock in street name through a nominee (such as a bank or broker) in the same manner as stockholders whose shares are registered in their names. Nominees will be instructed to effect the Transaction for their beneficial holders. If this occurs, the stockholder will receive, through the stockholder’s broker, a check for $300 ($0.15 x 2,000). However, nominees may have a different procedure and may impose a fee in connection with the Reverse Stock Split.  Stockholders holding shares of our common stock in street name should contact their nominees.

Reservation

Although our Board of Directors has approved the Transaction and subsequent termination of registration of our common stock under the Exchange Act and suspension of our duty to file periodic reports and other information with the SEC thereunder, our Board of Directors reserves the right to abandon, postpone or modify the Transaction and such termination and suspension at any time before they are consummated for any reason, including if our Board of Directors determines before the Transaction to enter into a definitive agreement relating to a transaction with the Interested Party. If our Board of Directors decides to abandon, postpone or modify the Transaction, the Company will notify the stockholders of such decision promptly in accordance with applicable rules and regulations.

OTHER MATTERS RELATED TO THE TRANSACTION

Potential Conflicts of Interest

Our directors, executive officers, 5% stockholders and their affiliates may have interests in the Transaction that are different from other unaffiliated stockholder interest, and have relationships that may present conflicts of interest. As of September 30, 2014, 16,410,964 shares of our common stock, or approximately 36% of the issued and outstanding on such date, were held collectively by our directors, executive officers, 5% stockholders and their affiliates. Upon the effectiveness of the Transaction, the aggregate number of shares of our common stock owned by our directors, executive officer, 5% stockholders and their affiliates will represent ownership of approximately 41% of the Company as a result of the reduction of the number of shares of our common stock outstanding by approximately 5,500,762 shares. Each member of our Board, and our executive officers, holds options to acquire shares of our common stock.  The Transaction will not affect the existence of these stock options (assuming they represent the option to acquire more than 20,000 shares) and they will remain outstanding and continue to vest after the Transaction. The stock options will be adjusted to reflect the Reverse Stock Split, so that the number of shares subject to the option will be decreased and the strike price increased.  In addition, by deregistering our common stock under the Exchange Act and suspending our duty to file periodic reports with the SEC thereunder, subsequent to the consummation of the Transaction we will no longer be prohibited, pursuant to Section 402 of the Sarbanes-Oxley Act of 2002, from making personal loans to our directors or executive officers and they will no longer be subject to Section 16 of the Exchange Act with respect to reporting requirements and short swing profits recapture provisions. The Company has no plans to making such personal loans to our directors or executive officers.

Stockholder Approval

The Reverse Stock Split has been approved by our Board of Directors, and no vote of the Company’s stockholders is required to effectuate the Reverse Stock Split. Pursuant to Section 78.207 of the Nevada Revised Statutes, a corporation that wants to increase or decrease the number of authorized shares of stock, and correspondingly increase or decrease the number of issued and outstanding shares of stock held by each stockholder, may do so by resolution of the board of directors without stockholder approval so long as: (i) stockholders who would be fully cashed out in the transaction and would otherwise be entitled to receive only fractional shares, collectively hold less than 10% of the shares outstanding immediately before the transaction, and (ii) the increase or decrease in any class or series of stock does not adversely affect any preference or other right of any other class or series of stock. The Company anticipates that the Discontinued Stockholders, who will no longer be stockholders of the Company after the Reverse Stock Split, will collectively own in the aggregate less than 10% of our common stock outstanding before the Reverse Stock Split. Further, our common stock is the only class of stock of the Company that is authorized or outstanding. Therefore, Section 78.207 of the Nevada Revised Statutes authorizes the Company to consummate the Reverse Stock Split without submitting the issue to a vote of the stockholders.

Our management has discussed the Reverse Stock Split with 5% stockholders and certain other stockholders.  These stockholders have indicated to our management that they are supportive of a going private transaction.

Dissenters’ Rights

Pursuant to Chapter 92A (Section 300 through 500 inclusive) of the Nevada Revised Statutes (“Chapter 92A”), any Discontinued Stockholder of the Company is entitled to dissent to the Reverse Stock Split and obtain payment of the fair value of the shares. In the context of the Reverse Stock Split, Chapter 92A provides that stockholders may elect to have the Company purchase pre-Reverse Stock Split shares that would become fractional shares as a result of the Reverse Stock Split for a cash price that is equal to the “fair value” of such shares, as determined in a judicial proceeding in accordance with the provisions of Chapter 92A. The fair value of the shares of any stockholder means the value of such shares immediately before the effectuation of the Reverse Stock Split, excluding any appreciation or depreciation in anticipation of the Reverse Stock Split, unless exclusion of any appreciation or depreciation would be inequitable.

Chapter 92A is set forth in its entirety in Exhibit A to this Disclosure Statement. If you wish to exercise your dissenters’ rights or preserve the right to do so, you should carefully review Exhibit A to this Disclosure Statement. If you fail to comply with the procedures specified in Chapter 92A in a timely manner, you may lose your dissenters’ rights. Because of the complexity of those procedures, you should seek the advice of counsel if you are considering exercising your dissenters’ rights.

Stockholders who have not validly tendered their shares of common stock will not be entitled to exercise dissenters’ rights. Stockholders who perfect their dissenters’ rights by complying with the procedures set forth in Chapter 92A will have the fair value of their shares determined by the Nevada state court and will be entitled to receive a cash payment equal to such fair value. Any such judicial determination of the fair value of shares could be based upon any valuation method or combination of methods the court deems appropriate. The value so determined could be more or less than the $0.15 per share to be paid in connection with the Reverse Stock Split. In addition, stockholders who invoke dissenters’ rights may be entitled to receive payment of a fair rate of interest from the effective time of the transaction on the amount determined to be the fair value of their shares.

Within 10 days after the effectuation of the Reverse Stock Split, the Company will send a written notice (a “Dissenters’ Rights Notice”) to all the record stockholders of the Company entitled to dissenters’ rights. The Dissenters’ Rights Notice will be accompanied by (i) a form for demanding payment from the Company that includes the date of the first announcement to the news media or to the stockholders of the terms of the proposed action and requires that the person asserting dissenter’s rights certify whether or not they acquired beneficial ownership of the shares before that date; (ii) a copy of the provisions of Chapter 92A; and (iii) a brief description of the procedures that a stockholder must follow to exercise dissenter’s rights.

In order to maintain eligibility to exercise dissenters’ rights under Chapter 92A, you must take the following actions within 30 days of the date that the Dissenters’ Rights Notice was delivered: (i) deliver a written demand for payment on the form provided in the Dissenters’ Rights Notice; (ii) certify whether you acquired beneficial ownership of the shares before the date set forth in the Dissenters’ Rights Notice; and (iii) deliver the certificates representing the dissenting shares to the Company.

Within 30 days after receipt of a demand for payment, the Company must pay each dissenter who complied with the provisions of Chapter 92A the amount the Company estimates to be the fair value of such shares, plus interest from the effective date of the Reverse Stock Split. The rate of interest shall be the average rate currently paid by the Company on its principal bank loans. The payment will be accompanied by the following: (i) financial statements for the Company for the year ended December 31, 2013 and the most recent interim financial statements; (ii) a statement of the Company’s estimate of the fair value of the shares; (iii) an explanation of how the interest was calculated; (iv) a statement of the dissenter’s rights to demand payment for the difference between the Company’s estimate of the fair value of the shares and the stockholder’s estimate of the fair value of the shares; and (v) a copy of Chapter 92A. If the Company does not deliver payment within 30 days of receipt of the demand for payment, the dissenting stockholder may enforce the dissenter’s rights by commencing an action in Clark County, Nevada or if the dissenting stockholder resides or has its registered office in Nevada, in the county where the dissenter resides or has its registered office.

If a dissenting stockholder disagrees with the amount of the Company’s payment, then the dissenting stockholder may, within 30 days of such payment, (i) notify the Company in writing of the dissenting stockholder’s own estimate of the fair value of the dissenting shares and the amount of interest due, and demand payment of such estimate, less any payments made by the Company, or (ii) reject the offer by the Company if the dissenting stockholder believes that the amount offered by the Company is less than the fair value of the dissenting shares or that the interest due is incorrectly calculated. If a dissenting stockholder submits a written demand as set forth above and the Company accepts the offer to purchase the shares at the offer price, then the stockholder will be sent a check for the full purchase price of the shares within 30 days of acceptance.

If a demand for payment remains unsettled, the Company must commence a proceeding in the Clark County, Nevada district court within 60 days after receiving the demand. Each dissenter who is made a party to the proceeding shall be entitled to a judgment in the amount, if any, by which the court finds the fair value of the dissenting shares, plus interest, exceeds the amount paid by the Company. If a proceeding is commenced to determine the fair value of the common stock, the costs of such proceeding, including the reasonable compensation and expenses of any appraisers appointed by the court, shall be assessed against the Company, unless the court finds the dissenters acted arbitrarily, vexatiously or not in good faith in demanding payment. The court may also assess the fees and expenses of the counsel and experts for the respective parties, in amounts the court finds equitable against the Company if the court finds that (i) the Company did not comply with Chapter 92A or (ii) against either the Company or a dissenting stockholder, if the court finds that such party acted arbitrarily, vexatiously or not in good faith with respect to the rights provided by Chapter 92A.

A person having a beneficial interest in shares that are held of record in the name of another person, such as a broker, fiduciary, depository or other nominee, must act to cause the record holder to follow the requisite steps properly and in a timely manner to perfect dissenters’ rights of appraisal. If the shares are owned of record by a person other than the beneficial owner, including a broker, fiduciary (such as a trustee, guardian or custodian), depositary or other nominee, the written demand for dissenters’ rights of appraisal must be executed by or for the record owner. If shares are owned of record by more than one person, as in joint tenancy or tenancy in common, the demand must be executed by or for all joint owners. An authorized agent, including an agent for two or more joint owners, may execute a demand for appraisal for a stockholder of record, provided that the agent identifies the record owner and expressly discloses, when the demand is made, that the agent is acting as agent for the record owner. If a stockholder owns shares through a broker who in turn holds the shares through a central securities depository nominee such as CEDE & Co., a demand for appraisal of such shares must be made by or on behalf of the depository nominee and must identify the depository nominee as the record holder of such shares.

A record holder, such as a broker, fiduciary, depository or other nominee, who holds shares as a nominee for others, will be able to exercise dissenters’ rights of appraisal with respect to the shares held for all or less than all of the beneficial owners of those shares as to which such person is the record owner. In such case, the written demand must set forth the number of shares covered by the demand. Where the number of shares is not expressly stated, the demand will be presumed to cover all shares outstanding in the name of such record owner.

The foregoing summary of the rights of dissenting stockholders under Chapter 92A does not purport to be a complete statement of the procedures to be followed by stockholders desiring to exercise any dissenters’ rights of appraisal rights available under Chapter 92A. The preservation and exercise of dissenters’ rights of appraisal require strict adherence to the applicable provisions of Chapter 92A, and the foregoing summary is qualified in its entirety by reference to Exhibit A to this Disclosure Statement.

The Company has not made any provision to obtain counsel or appraisal services for unaffiliated stockholders.

Certain Material U.S. Federal Income Tax Consequences

The following discussion is a summary of certain material U.S. federal income tax consequences of the Reverse Stock Split to the Company and to our stockholders that hold shares of common stock as capital assets for U.S. federal income tax purposes. This discussion is based upon provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), the Treasury regulations promulgated under the Code, and U.S. administrative rulings and court decisions, all as in effect on the date hereof and all of which are subject to change, possibly with retroactive effect, and differing interpretations. Changes in these authorities may cause the U.S. federal income tax consequences of the Reverse Stock Split to vary substantially from the consequences summarized below.

This summary does not address all aspects of U.S. federal income taxation that may be relevant to our stockholders in light of their particular circumstances or to stockholders who may be subject to special tax treatment under the Code, including, without limitation, dealers in securities, commodities or foreign currency, persons who are treated as non-U.S. persons for U.S. federal income tax purposes, certain former citizens of the United States, insurance companies, tax-exempt organizations, banks, financial institutions, small business investment companies, regulated investment companies, retirement plans, persons that are partnerships or other pass-through entities for U.S. federal income tax purposes, persons whose functional currency is not the U.S. dollar, traders that mark-to-market their securities, persons who hold their shares of our common stock as part of a hedge, straddle, conversion or other risk reduction transaction, or who acquired their shares of our common stock pursuant to the exercise of compensatory stock options or otherwise as compensation. If a partnership or other entity classified as a partnership for U.S. federal income tax purposes holds shares of common stock, the tax treatment of a partner thereof will generally depend upon the status of the partner and upon the activities of the partnership. If you are a partner in a partnership holding shares of the Company's common stock, you should consult your tax advisor regarding the tax consequences of the Reverse Stock Split.

The Company has not sought and will not seek an opinion of counsel or a ruling from the Internal Revenue Service (“IRS”) regarding the federal income tax consequences of the Reverse Stock Split. The state and local tax consequences of the Reverse Stock Split may vary as to each of our stockholders, depending on the jurisdiction in which such stockholder resides. This discussion should not be considered as tax or investment advice, and the tax consequences of the Reverse Stock Split may not be the same for all stockholders. Stockholders should consult their own independent tax advisors regarding their own individual federal, state, local and foreign tax consequences resulting from the Reverse Stock Split.

Tax Consequences to the Company. The Reverse Stock Split should constitute a reorganization under Section 368(a)(1)(E) of the Code. Accordingly, we should not recognize taxable income, gain or loss in connection with the Reverse Stock Split.

Tax Consequences to Stockholders. Stockholders should not recognize any gain or loss for U.S. federal income tax purposes as a result of the Reverse Stock Split, except with respect to any cash received in lieu of a fractional share of common stock (which fractional share will be treated as received and then exchanged for cash).  Each stockholder's aggregate tax basis in the common stock received in the Reverse Stock Split, including any fractional share treated as received and then exchanged for cash, should equal the stockholder’s aggregate tax basis in the common stock exchanged in the Reverse Stock Split. In addition, each stockholder's holding period for the common stock received in the Reverse Stock Split should include the stockholder’s holding period for the common stock exchanged in the Reverse Stock Split.

In general, a stockholder who receives cash in lieu of a fractional share of common stock pursuant to the Reverse Stock Split should be treated for U.S. federal income tax purposes as having received a fractional share pursuant to the Reverse Stock Split and then as having exchanged that fractional share for cash.  Stockholders who only receive cash in lieu of a fractional share in the Reverse Stock Split, and who are not deemed to own shares of common stock as a result of the Reverse Stock Split, should generally recognize capital gain or loss equal to the difference between the amount of cash received and the stockholder's tax basis allocable to the fractional share. Any such capital gain or loss will generally be long term capital gain or loss if the stockholder’s holding period in the fractional share is greater than one year as of the effective date of the Reverse Stock Split.

In the case of continuing stockholders or other stockholders who are deemed for tax purposes to continue to own after the Reverse Stock Split shares of common stock held by related parties, cash received in lieu of fractional shares will be taxed either as: (a) capital gain or loss, in the manner described above; or (b) as a dividend distribution under Code Section 301.  The determination of whether the receipt of cash in lieu of a fractional share by a continuing stockholder (or by a stockholder deemed to continue to own common stock held by related continuing stockholders) is taxed as capital gain or loss, or as a dividend, will be made by applying the special rules of Section 302 of the Code and will depend on each such stockholder’s individual circumstances.  Generally, dividend treatment will be avoided if there is a “meaningful reduction” in the stockholder’s direct and indirect ownership in the Company or a “substantially disproportionate” redemption of the stockholder’s shares. Stockholders should consult their own tax advisors regarding the tax effects to them of receiving cash in lieu of fractional shares based on their own particular circumstances.

This tax discussion is not in the form of a covered opinion within the meaning of Circular 230 issued by the United States Secretary of the Treasury. Thus, we are required to inform you that you cannot rely upon any discussion contained in this document for the purpose of avoiding U.S. federal tax penalties. The tax summary contained in this Disclosure Statement was written tosupport the promotion or marketing of the Transactions described in this Disclosure.

Source and Amounts of Funds

Based on estimates of the record ownership of shares of our common stock, the number of shares of our common stock outstanding and other information as of September 30, 2014, and assuming that approximately 5,500,762 pre-Reverse Stock Split shares of our common stock are cancelled in the Reverse Stock Split, the Company estimates that the total funds required to consummate the Transaction will be approximately $916,625. Approximately $615,891 of this amount will be used to pay the consideration to Discontinued Stockholders entitled to receive cash for their fractional shares of our common stock in the Reverse Stock Split. Approximately $230,634 of this amount will be used to pay the consideration to continuing stockholders entitled to receive cash for their fractional shares of our common stock in the Reverse Stock Split. The payments for fractional shares include approximately $21,410 to be paid to employees and directors in connection with fractional shares subject to options.  Approximately $70,100 will be used to pay the costs of the Transaction, estimated as follows:

SEC Filing Fees	$100
Legal Fees	$45,000
Printing and Mailing Costs	$12,000
Transfer and Exchange Agent fees	$13,000

Final costs of the Transaction may be more or less than the estimates shown above. The Company expects to pay the costs of the Transaction, including the amounts to be paid to stockholders holding fewer than 20,000 shares of our common stock, out of currently available cash.

COMPANY INFORMATION

The Company

Cimetrix Incorporated, a Nevada corporation, has its principal executive offices at 6979 South High Tech Drive, Salt Lake City, Utah 84047-3757. The Company’s telephone number is (801) 256-6500.

Company Securities

As of September 30, 2014, there were 100,000,000 shares of our stock authorized, of which 45,042,006, shares of our stock were issued and outstanding; and (ii) approximately 634 record owners of our Common Stock, of which 99 held 20,000 or more shares of our Common Stock. In May 2006, the Company’s shareholders approved the combined amendment and restatement of the Cimetrix Incorporated 1998 Incentive Stock Option Plan and the Cimetrix Incorporated Director Stock Option Plan as the Cimetrix 2006 Long-Term Incentive Plan (the “Plan”) which provides for the Company to issue options (or other equity rights as described in the Plan) for up to 6,250,000.  In May 2011, the shareholders approved an amendment to the Plan to authorize an additional 3,000,000 shares of common stock to be made available for awards. In addition to stock options, the Plan authorizes the grant of stock appreciation rights, restricted stock awards, and other stock units and equity-based performance awards. The number of shares of common stock available for issuance under the Plan was 509,549 at September 30, 2014. As of September 30, 2014, (a) options exercisable for 3,226,944 shares of our Common Stock were outstanding under the Plan, of which 2,569,444 were held by officers and directors of the Company under the Plan; and (b) 509,549 shares of our Common Stock were available for future grants under the Plan.

Our common stock is quoted on the OTCQB marketplace through OTC Markets Group under the symbol “CMXX” There is currently a very limited trading market for our common stock. The following sets forth, for the respective periods indicated, the high and low prices of our common stock in the over-the-counter market as reported and summarized by the OTCQB. Such prices are based on inter-dealer prices, without mark-up, mark-down, commissions or adjustments, and may not represent actual transactions.

	Price Ranges
Quarter Ended	High	Low
2014 Fiscal Year
March 31, 2014	$0.20	$0.09
June 30, 2014	$0.20	$0.11
September 30, 2014	$0.18	$0.12
2013 Fiscal Year:
March 31, 2013	$0.18	$0.12
June 30, 2013	$0.17	$0.09
September 30, 2013	$0.18	$0.13
December 31, 2013	$0.45	$0.13
2012 Fiscal Year:
September 30, 2012	$0.25	$0.09
December 31, 2012	$0.20	$0.12

The Company has never declared or paid cash dividends on our common stock and currently intends to retain any future earnings for the operation and expansion of its business. Any determination to pay cash dividends on our common stock will be at the discretion of our Board of Directors and will be dependent on the Company’s financial condition, results of operations, contractual restrictions, capital requirements, business prospects and such other facts as our Board of Directors deems relevant.

Security Ownership of Certain Beneficial Owners

The following table sets forth information with respect to beneficial ownership of the Company's common stock (inclusive of options and warrants), as of September 30, 2014, for each beneficial owner of more than 5% of the Company's common stock that is known to the Company:

Name and Address	Number of Shares of Common Stock	Percent of Ownership
Rorze Corporation (1)	10,301,673	22.87%
Tsunami Network Partners Corporation (2)	3,599,911	7.99%

(1)	The address for Rorze Corporation is 1588-2 Michinoue, Kannabe-Cho, Fukumi-Shi, Hiroshima-Ken Japan 720-2104.

(2)
The address for Tsunami Network Partners Corporation is c/o Tsunami Network Partners Corporation 3-6-1-Shin-Yokohama, Kouhoku-Ku, Yokohama-City, Kanagawa Japan 222-0033.  The information for Tsunami is based on the records of the Company’s stock transfer agent and the most recent ownership report filed on behalf of Tsunami.  The Company has been informed that these shares may have been transferred, but record ownership is unchanged as of September 30, 2014 and no updated ownership reports have been filed.

Security Ownership of Directors and Management

The following table sets forth information with respect to beneficial ownership of the Company’s common stock (inclusive of options), as of September 30, 2014, for each director and executive officer of the Company, and all executive officers and directors as a group:

Name, Title and Address (1)	Number of Shares of Common Stock	Percent of Ownership (9)
Robert H. Reback, CEO and Director (2)	1,931,835	4.21%
David P. Faulkner, Exec. VP of Sales & Mktg (3)	1,488,750	3.26%
Michael B. Thompson, Director (4)	708,643	1.56%
Jodi M. Juretich, CFO (5)	538,346	1.19%
Scott C. Chandler, Director (6)	408,500	*
Paul A. Johnson, VP of Engineering (7)	341,250	*
Edward C. Grady, Director (8)	192,750	*
Executive officers and directors as a group (7 persons)	5,610,074	12.29%

*          Less than 1%.
(1)	The addresses for Messrs. Reback, Chandler, Thompson, Grady, Faulkner, Johnson and Ms. Juretich are c/o Cimetrix Incorporated, 6979 South High Tech Drive, Salt Lake City, Utah 84047-3757.
(2)	Includes 893,750 shares of common stock which Mr. Reback has the right to acquire within 60 days of September 30, 2014 upon the exercise of stock options.

(3)	Includes 675,000 shares of common stock which Mr. Faulkner has the right to acquire within 60 days of September 30, 2014 upon the exercise of stock options.
(4)	Includes 325,000 shares of common stock which Mr. Thompson has the right to acquire within 60 days of September 30, 2014 upon the exercise of stock options.
(5)	Includes 369,444 shares of common stock which Ms. Juretich has the right to acquire within 60 days of September 30, 2014 upon the exercise of stock options.
(6)	Includes 325,000 shares of common stock which Mr. Chandler has the right to acquire within 60 days of September 30, 2014 upon the exercise of stock options.
(7)	Includes 337,500 shares of common stock which Mr. Johnson has the right to acquire within 60 days of September 30, 2014 upon the exercise of stock options.
(8)	Includes 175,000 shares of common stock which Mr. Grady has the right to acquire within 60 days of September 30, 2014 upon the exercise of stock options.

All applicable percentage ownership is based on 45,042,006 shares of common stock issued as of September 30, 2014, together with applicable options for the share owners. Shares of common stock subject to options currently exercisable or exercisable within 60 days after September 30, 2014 and shares of common stock subject to restricted stock awards currently vested or vesting within 60 days after September 30, 2014 are deemed outstanding for computing the percentage ownership of the person holding the options, but are not deemed outstanding for computing the percentage of any other person.

Management

The table sets forth below the names and ages of all our directors and executive officers as of September 30, 2014. All of our directors serve until our 2014 annual meeting of stockholders and until their successors are elected and qualified, or until their earlier death, retirement, resignation or removal. Executive officers serve at the pleasure of our Board of Directors until their successors are elected and qualified. Also provided below is a brief description of the business experience of each director and executive officer during the past five years and an indication of directorships held by each director in other companies subject to the reporting requirements under the Exchange Act.

Executive Officers and Directors

Name	Age	Positions Held
Robert H. Reback	55	Director, CEO and President
Jodi M. Juretich	52	CFO, Secretary and Treasurer
David P. Faulkner	59	Executive Vice President
Paul A. Johnson	59	Vice President of Software Development
Scott C. Chandler	53	Director
Edward C. Grady	67	Director
Michael B. Thompson	61	Director

Robert H. Reback joined Cimetrix as Vice President of sales in January 1996, was promoted to Executive Vice President of sales in January 1997, and was promoted to President in June, 2001. Mr. Reback’s career background includes director of sales/account executive for Thesis, Inc., a privately owned supplier of factory automation software, and senior automation engineer for Texas Instruments. Prior to joining Cimetrix, Mr. Reback was the district manager of Fanuc Robotics' West Coast business unit. Mr. Reback has a Bachelor of Science degree in Mechanical Engineering and a Master of Science degree in Industrial Engineering from Purdue University.

Jodi M. Juretich joined Cimetrix in May 2007 and was promoted to Chief Financial Officer in November 2008. Ms. Juretich has a strong background in executive accounting management for private high-growth companies as well as 10 years of public accounting experience. Prior to joining Cimetrix, Ms. Juretich was vice president of finance for two venture funded private companies and general manager for a subsidiary of Monster.com. She has played key roles in raising venture capital in start-up organizations and led Cimetrix in implementing and managing Sarbanes-Oxley compliance requirements. She currently sits on the Executive Board of Directors as the Chairman of the Board for the Utah Foster Care Foundation. Ms. Juretich holds a Bachelor of Science degree in Business Management from Westminster College.

David P. Faulkner joined Cimetrix in August 1996. Mr. Faulkner was previously employed as the manager of PLC Marketing, Manager of Automotive Operations, and District Sales Manager for GE Fanuc Automation, a global supplier of factory automation computer equipment specializing in programmable logic controllers, factory software, and computer numerical controls. Faulkner has a Bachelor of Science degree in Electrical Engineering and a Master of Business Administration degree from Rensselaer Polytechnic Institute.

Paul A. Johnson joined Cimetrix in July 2010.  Mr. Johnson has 25 years of experience in software development in a variety of industries, including semiconductor, telecommunications, and finance. Mr. Johnson has an extensive development and management background working in .NET/C#, and Agile development methodologies, as well as object-oriented design and implementation techniques. Throughout his career, Mr. Johnson has led many software product engineering organizations, both large and small, serving in roles such as primary developer, team lead, principal architect, and executive manager. Mr. Johnson specializes in the application of mature software development technologies and processes as well as incorporating new techniques where they prove successful. Mr. Johnson has a Bachelor of Science degree in Physics from the United States Military Academy, a Master of Science in Aerospace Engineering from the Georgia Institute of Technology, and a Master of Science in Molecular and Cell Biology from University of Texas, Dallas.

Michael B. Thompson has served as a director of the Company since May 2004. Mr. Thompson is currently the VP of R&D and Information Technology for Kersh Risk Management in Plano, Texas. Kersh is a B2B Company focused on helping employees and dependents make behavioral changes to improve their health, which benefits the employee and reduces employer health care costs. In 2007 and 2008, Mr. Thompson was the COO of Mediaport Entertainment, Inc., a digital media kiosk company that provides automated fulfillment and point of sale solutions for music, movies, eBooks, audio books, and other digital media. From 2003 to 2006, Mr. Thompson served as President, Chief Executive Officer, and director of Setpoint Companies, an industry leader in lean automation that designs, assembles, tests, and delivers automated assembly and test equipment. Mr. Thompson was integrally involved in Setpoint’s hub-and-spoke growth initiative starting four new companies while directly managing MySchedule.Net, Setpoint Spectrometers, and Rocky Mountain Testing Solutions. From 1986 to 2003, Mr. Thompson was the Vice President of the Brooks Automation Planning and Logistics Solutions’ software division, which develops simulation, scheduling, and material handling automation and software controls to the semiconductor and related high technology industries.  He was the President of AutoSimulations, Inc., which was acquired by Brooks in January of 2000.

Mr. Thompson has been involved with automation, modeling and scheduling manufacturing systems for over 25 years. He holds B.S. and M.S. degrees from the Department of Engineering Sciences and Technology at Brigham Young University. Mr. Thompson has been a pioneer in the field of industrial scheduling, workforce scheduling and the application of simulation technology to industrial problems. He has authored numerous papers and articles published in technical magazines and professional journals.

Scott C. Chandler has served as a director of the Company since May 2003. Since 2002, Mr. Chandler has been Managing Partner for Franklin Court Partners Inc., a consulting firm that provides the following services: strategic consulting, financial analysis, business development, valuation analysis, business plan development, financing strategy development, litigation support, and due diligence support. From 1998 to 2001, Mr. Chandler was Chief Financial Officer (1998-2000) and Senior Vice President for Global Business Development (2000-2001) for RHYTHMS NetConnections, a leading provider of broadband services utilizing digital subscriber line (DSL) technology. At RHYTHMS, Mr. Chandler was responsible for raising over $2 billion for the company, and in 2001 led the financial restructuring of RHYTHMS, which resulted in the sale of its assets to MCI. From 1996 to 1998, Mr. Chandler served as President and Chief Executive Officer of C-COR, a pioneer in the cable television equipment industry. Under Mr. Chandler's leadership, C-COR's revenues increased to over $150 million, and it was named by Fortune magazine as one of the 100 fastest-growing public companies. Mr. Chandler earned an M.B.A. from the Wharton School of Business at the University of Pennsylvania, and a B.A from Whitworth University. Mr. Chandler currently serves as a member of the board of directors of several privately held companies.

Edward C. Grady has served as a director of the Company since September 2011. Mr. Grady is currently President and Chief Executive Officer and a director at Electro Scientific Industries, Inc. (ESIO), a supplier of laser based micro fabrication systems for consumer products, semiconductor and industrial applications. He has been a member of the board of directors at ESI since 2010. He served as Chairman and Chief Executive Officer of Reel

Solar Inc., an early stage start-up company focused on a unique low cost PV Solar panel production technology and process, from 2010 until Feb 2014. Mr. Grady retired in October 2007 from his position as President and Chief Executive Officer of Brooks Automation, a publicly held provider of automation solutions to the global semiconductor and other complex manufacturing industries, including clean tech and data storage. Prior to joining Brooks Automation in February 2003, he ran multiple divisions at KLA-Tencor, a publicly held process control company, and had served as Chief Executive Officer of Hoya Micro Mask Inc., a supplier of photo masks and services to the semiconductor industry. Mr. Grady began his career as an engineer for Monsanto/MEMC and, during his 13 years with the company, rose to the position of Vice President of Worldwide Sales for a division of MEMC. Mr. Grady currently serves on the boards of directors of Advanced Energy Inc. (AEIS), a supplier of precision power supplies to the Semiconductor process and thin film uses and solar power inverters for large scale solar power plants. Mr. Grady also served on the board of directors of Brooks Automation from 2003 to 2008, Evergreen Solar, Inc. from 2005 to 2011, and Verigy Ltd. from 2007 to 2011. Mr. Grady earned a B.S. in Engineering from Southern Illinois University and an MBA at the University of Houston.

No director or executive officer of the Company has, during the past five years, been: (i) convicted in a criminal proceeding (excluding traffic violations or similar misdemeanors) or (ii) a party to any judicial or administrative proceeding (except for matters that were dismissed without sanction or settlement) that resulted in a judgment, decree or final order enjoining the person from future violations of, or prohibiting activities subject to, federal or state securities laws, or a finding of violations of such laws. All officers and directors of the Company are U.S. citizens.

Certain Relationships and Related Transactions

For the years ended December 31, 2013, the Company had revenues totaling $373,000 from one customer that is also a stockholder.  In 2012, the Company had revenues totaling $414,000 from two customers that are also stockholders of the Company.  The Company had accounts receivable from one of these two customers totaling $22,000 at December 31, 2013 and $58,000 for both of these two customers at December 31, 2012.

FINANCIAL AND OTHER INFORMATION

The following summary consolidated financial information was derived from, and should be read in conjunction with, the Company’s audited consolidated financial statements and notes thereto included in Part IV, Item 15 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 and from the Company’s unaudited consolidated financial statements and notes thereto included in Part I, Item 1 of the Company’s Quarterly Report on Form 10-Q for the six-month period ended June 30, 2014, all of which are incorporated herein by reference.

	As of June 30, 2014	As Reported as of December 31, 2013	As Reported as of December 31, 2012
Balance Sheet Data:
Current assets	$2,489,000	$1,956,000	$1,787,000
Noncurrent assets	$1,128,000	$1,312,000	$165,000
Current liabilities	$707,000	$507,000	$617,000
Noncurrent liabilities	$0	$0	$0

	Six Months Ended June 30, 2014	Twelve Months Ended December 31, 2013	Twelve Months Ended December 31, 2012
Statement of Operations Data:
Total revenues	$3,061,000	$5,234,000	$5,639,000
Operating costs and expenses	2,892,000	5,204,000	5,577,000

Income from operations	169,000	30,000	62,000
Other income	0	11,000	12,000

Income before income taxes	169,000	41,000	74,000
Provision for income taxes (benefit)	83,000	(1,341,000)	6,000

Net income	$86,000	$1,382,000	$68,000

Net income per common share:
Basic	$0.00	$0.03	$0.00
Diluted	$0.00	$0.03	$0.00

ADDITIONAL INFORMATION

Copies of any financial statements and information incorporated by reference in this Disclosure Statement by reference to any other document filed by the Company with the SEC may be inspected without charge at the Public Reference Room maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and copies of all or any part of such documents may be obtained from the SEC at prescribed rates. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. The SEC maintains a web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov. A copy of the Schedule 13E-3 filed by the Company in connection with the Transaction is also available at www.sec.gov.  The Company will also make copies of such financial statements and information to stockholders upon written request to the Company’s headquarters.

Exhibit A

NEVADA REVISED STATUTES
(“NRS”)

NRS 92A.300	Definitions.
NRS 92A.305	“Beneficial stockholder” defined.
NRS 92A.310	“Corporate action” defined.
NRS 92A.315	“Dissenter” defined.
NRS 92A.320	“Fair value” defined.
NRS 92A.325	“Stockholder” defined.
NRS 92A.330	“Stockholder of record” defined.
NRS 92A.335	“Subject corporation” defined.
NRS 92A.340	Computation of interest.
NRS 92A.350	Rights of dissenting partner of domestic limited partnership.
NRS 92A.360	Rights of dissenting member of domestic limited-liability company.
NRS 92A.370	Rights of dissenting member of domestic nonprofit corporation.
NRS 92A.380	Right of stockholder to dissent from certain corporate actions and to obtain payment for shares.
NRS 92A.390	Limitations on right of dissent: Stockholders of certain classes or series; action of stockholders not required for plan of merger.
NRS 92A.400	Limitations on right of dissent: Assertion as to portions only to shares registered to stockholder; assertion by beneficial stockholder.
NRS 92A.410	Notification of stockholders regarding right of dissent.
NRS 92A.420	Prerequisites to demand for payment for shares.
NRS 92A.430	Dissenter’s notice: Delivery to stockholders entitled to assert rights; contents.
NRS 92A.440	Demand for payment and deposit of certificates; loss of rights of stockholder; withdrawal from appraisal process.
NRS 92A.450	Uncertificated shares: Authority to restrict transfer after demand for payment.
NRS 92A.460	Payment for shares: General requirements.
NRS 92A.470	Withholding payment for shares acquired on or after date of dissenter’s notice: General requirements.
NRS 92A.480	Dissenter’s estimate of fair value: Notification of subject corporation; demand for payment of estimate.
NRS 92A.490	Legal proceeding to determine fair value: Duties of subject corporation; powers of court; rights of dissenter.
NRS 92A.500	Assessment of costs and fees in certain legal proceedings.

NRS 92A.300. Definitions

As used in NRS 92A.300 to 92A.500, inclusive, unless the context otherwise requires, the words and terms defined in NRS 92A.305 to 92A.335, inclusive, have the meanings ascribed to them in those sections.

NRS 92A.305. “Beneficial stockholder” defined

“Beneficial stockholder” means a person who is a beneficial owner of shares held in a voting trust or by a nominee as the stockholder of record.

NRS 92A.310. “Corporate action” defined

“Corporate action” means the action of a domestic corporation.

NRS 92A.315. “Dissenter” defined

“Dissenter” means a stockholder who is entitled to dissent from a domestic corporation’s action under NRS 92A.380 and who exercises that right when and in the manner required by NRS 92A.400 to 92A.480, inclusive.

NRS 92A.320. “Fair value” defined

“Fair value,” with respect to a dissenter’s shares, means the value of the shares determined:

1. Immediately before the effectuation of the corporate action to which the dissenter objects, excluding any appreciation or depreciation in anticipation of the corporate action unless exclusion would be inequitable;

2. Using customary and current valuation concepts and techniques generally employed for similar businesses in the context of the transaction requiring appraisal; and

3. Without discounting for lack of marketability or minority status.

NRS 92A.325. “Stockholder” defined

“Stockholder” means a stockholder of record or a beneficial stockholder of a domestic corporation.

NRS 92A.330. “Stockholder of record” defined

“Stockholder of record” means the person in whose name shares are registered in the records of a domestic corporation or the beneficial owner of shares to the extent of the rights granted by a nominee’s certificate on file with the domestic corporation.

NRS 92A.335. “Subject corporation” defined

“Subject corporation” means the domestic corporation which is the issuer of the shares held by a dissenter before the corporate action creating the dissenter’s rights becomes effective or the surviving or acquiring entity of that issuer after the corporate action becomes effective.

NRS 92A.340. Computation of interest

Interest payable pursuant to NRS 92A.300 to 92A.500, inclusive, must be computed from the effective date of the action until the date of payment, at the rate of interest most recently established pursuant to NRS 99.040.

NRS 92A.350. Rights of dissenting partner of domestic limited partnership

A partnership agreement of a domestic limited partnership or, unless otherwise provided in the partnership agreement, an agreement of merger or exchange, may provide that contractual rights with respect to the partnership interest of a dissenting general or limited partner of a domestic limited partnership are available for any class or group of partnership interests in connection with any merger or exchange in which the domestic limited partnership is a constituent entity.

NRS 92A.360. Rights of dissenting member of domestic limited-liability company

The articles of organization or operating agreement of a domestic limited-liability company or, unless otherwise provided in the articles of organization or operating agreement, an agreement of merger or exchange, may provide that contractual rights with respect to the interest of a dissenting member are available in connection with any merger or exchange in which the domestic limited-liability company is a constituent entity.

NRS 92A.370. Rights of dissenting member of domestic nonprofit corporation

1. Except as otherwise provided in subsection 2, and unless otherwise provided in the articles or bylaws, any member of any constituent domestic nonprofit corporation who voted against the merger may, without prior notice, but within 30 days after the effective date of the merger, resign from membership and is thereby excused from all contractual obligations to the constituent or surviving corporations which did not occur before the member’s resignation and is thereby entitled to those rights, if any, which would have existed if there had been no merger and the membership had been terminated or the member had been expelled.

2. Unless otherwise provided in its articles of incorporation or bylaws, no member of a domestic nonprofit corporation, including, but not limited to, a cooperative corporation, which supplies services described in chapter 704 of NRS to its members only, and no person who is a member of a domestic nonprofit corporation as a condition of or by reason of the ownership of an interest in real property, may resign and dissent pursuant to subsection 1.

NRS 92A.380. Right of stockholder to dissent from certain corporate actions and to obtain payment for shares

1. Except as otherwise provided in NRS 92A.370 and 92A.390, any stockholder is entitled to dissent from, and obtain payment of the fair value of the stockholder’s shares in the event of any of the following corporate actions:

(a) Consummation of a plan of merger to which the domestic corporation is a constituent entity:

(1) If approval by the stockholders is required for the merger by NRS 92A.120 to 92A.160, inclusive, or the articles of incorporation, regardless of whether the stockholder is entitled to vote on the plan of merger; or

(2) If the domestic corporation is a subsidiary and is merged with its parent pursuant to NRS 92A.180.

(b) Consummation of a plan of conversion to which the domestic corporation is a constituent entity as the corporation whose subject owner’s interests will be converted.

(c) Consummation of a plan of exchange to which the domestic corporation is a constituent entity as the corporation whose subject owner’s interests will be acquired, if the stockholder’s shares are to be acquired in the plan of exchange.

(d) Any corporate action taken pursuant to a vote of the stockholders to the extent that the articles of incorporation, bylaws or a resolution of the board of directors provides that voting or nonvoting stockholders are entitled to dissent and obtain payment for their shares.

(e) Accordance of full voting rights to control shares, as defined in NRS 78.3784, only to the extent provided for pursuant to NRS 78.3793.

(f) Any corporate action not described in this subsection that will result in the stockholder receiving money or scrip instead of fractional shares except where the stockholder would not be entitled to receive such payment pursuant to NRS 78.205, 78.2055 or 78.207.

2. A stockholder who is entitled to dissent and obtain payment pursuant to NRS 92A.300 to 92A.500, inclusive, may not challenge the corporate action creating the entitlement unless the action is unlawful or fraudulent with respect to the stockholder or the domestic corporation.

3. From and after the effective date of any corporate action described in subsection 1, no stockholder who has exercised the right to dissent pursuant to NRS 92A.300 to 92A.500, inclusive, is entitled to vote his or her shares for any purpose or to receive payment of dividends or any other distributions on shares. This subsection does not apply to dividends or other distributions payable to stockholders on a date before the effective date of any corporate action from which the stockholder has dissented.

NRS 92A.390. Limitations on right of dissent: Stockholders of certain classes or series; action of stockholders not required for plan of merger

1. There is no right of dissent with respect to a plan of merger, conversion or exchange in favor of stockholders of any class or series which is:

(a) A covered security under section 18(b)(1)(A) or (B) of the Securities Act of 1933, 15 U.S.C. § 77r(b)(1)(A) or (B), as amended;

(b) Traded in an organized market and has at least 2,000 stockholders and a market value of at least $20,000,000, exclusive of the value of such shares held by the corporation’s subsidiaries, senior executives, directors and beneficial stockholders owning more than 10 percent of such shares; or

(c) Issued by an open end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and which may be redeemed at the option of the holder at net asset value, unless the articles of incorporation of the corporation issuing the class or series provide otherwise.

2. The applicability of subsection 1 must be determined as of:

(a) The record date fixed to determine the stockholders entitled to receive notice of and to vote at the meeting of stockholders to act upon the corporate action requiring dissenter’s rights; or

(b) The day before the effective date of such corporate action if there is no meeting of stockholders.

3. Subsection 1 is not applicable and dissenter’s rights are available pursuant to NRS 92A.380 for the holders of any class or series of shares who are required by the terms of the corporate action requiring dissenter’s rights to accept for such shares anything other than cash or shares of any class or any series of shares of any corporation, or any other proprietary interest of any other entity, that satisfies the standards set forth in subsection 1 at the time the corporate action becomes effective.

4. There is no right of dissent for any holders of stock of the surviving domestic corporation if the plan of merger does not require action of the stockholders of the surviving domestic corporation under NRS 92A.130.

5. There is no right of dissent for any holders of stock of the parent domestic corporation if the plan of merger does not require action of the stockholders of the parent domestic corporation under NRS 92A.180.

NRS 92A.400. Limitations on right of dissent: Assertion as to portions only to shares registered to stockholder; assertion by beneficial stockholder

1. A stockholder of record may assert dissenter’s rights as to fewer than all of the shares registered in his or her name only if the stockholder of record dissents with respect to all shares of the class or series beneficially owned by any one person and notifies the subject corporation in writing of the name and address of each person on whose behalf the stockholder of record asserts dissenter’s rights. The rights of a partial dissenter under this subsection are determined as if the shares as to which the partial dissenter dissents and his or her other shares were registered in the names of different stockholders.

2. A beneficial stockholder may assert dissenter’s rights as to shares held on his or her behalf only if the beneficial stockholder:

(a) Submits to the subject corporation the written consent of the stockholder of record to the dissent not later than the time the beneficial stockholder asserts dissenter’s rights; and

(b) Does so with respect to all shares of which he or she is the beneficial stockholder or over which he or she has power to direct the vote.

NRS 92A.410. Notification of stockholders regarding right of dissent

1. If a proposed corporate action creating dissenters’ rights is submitted to a vote at a stockholders’ meeting, the notice of the meeting must state that stockholders are, are not or may be entitled to assert dissenters’ rights under NRS 92A.300 to 92A.500, inclusive. If the domestic corporation concludes that dissenter’s rights are or may be available, a copy of NRS 92A. 300 to 92A.500, inclusive, must accompany the meeting notice sent to those record stockholders entitled to exercise dissenter’s rights.

2. If the corporate action creating dissenters’ rights is taken by written consent of the stockholders or without a vote of the stockholders, the domestic corporation shall notify in writing all stockholders entitled to assert dissenters’ rights that the action was taken and send them the dissenter’s notice described in NRS 92A.430.

NRS 92A.420. Prerequisites to demand for payment for shares

1. If a proposed corporate action creating dissenters’ rights is submitted to a vote at a stockholders’ meeting, a stockholder who wishes to assert dissenter’s rights with respect to any class or series of shares:

(a) Must deliver to the subject corporation, before the vote is taken, written notice of the stockholder’s intent to demand payment for his or her shares if the proposed action is effectuated; and

(b) Must not vote, or cause or permit to be voted, any of his or her shares of such class or series in favor of the proposed action.

2. If a proposed corporate action creating dissenters’ rights is taken by written consent of the stockholders, a stockholder who wishes to assert dissenters’ rights with respect to any class or series of shares must not consent to or approve the proposed corporate action with respect to such class or series.

3. A stockholder who does not satisfy the requirements of subsection 1 or 2 and NRS 92A.400 is not entitled to payment for his or her shares under this chapter.

NRS 92A.430. Dissenter’s notice: Delivery to stockholders entitled to assert rights; contents

1. The subject corporation shall deliver a written dissenter’s notice to all stockholders entitled to assert dissenters’ rights.

2. The dissenter’s notice must be sent no later than 10 days after the effective date of the corporate action specified in NRS 92A.380, and must:

(a) State where the demand for payment must be sent and where and when certificates, if any, for shares must be deposited;

(b) Inform the holders of shares not represented by certificates to what extent the transfer of the shares will be restricted after the demand for payment is received;

(c) Supply a form for demanding payment that includes the date of the first announcement to the news media or to the stockholders of the terms of the proposed action and requires that the person asserting dissenter’s rights certify whether or not the person acquired beneficial ownership of the shares before that date;

(d) Set a date by which the subject corporation must receive the demand for payment, which may not be less than 30 nor more than 60 days after the date the notice is delivered and state that the stockholder shall be deemed to have waived the right to demand payment with respect to the shares unless the form is received by the subject corporation by such specified date; and

(e) Be accompanied by a copy of NRS 92A.300 to 92A.500, inclusive.

NRS 92A.440. Demand for payment and deposit of certificates; loss of rights of stockholder; withdrawal from appraisal process

1. A stockholder who receives a dissenter’s notice pursuant to NRS 92A.430 and who wishes to exercise dissenter’s rights must:

(a) Demand payment;

(b) Certify whether the stockholder or the beneficial owner on whose behalf he or she is dissenting, as the case may be, acquired beneficial ownership of the shares before the date required to be set forth in the dissenter’s notice for this certification; and

(c) Deposit the stockholder’s certificates, if any, in accordance with the terms of the notice.

2. If a stockholder fails to make the certification required by paragraph (b) of subsection 1, the subject corporation may elect to treat the stockholder’s shares as after-acquired shares under NRS 92A.470.

3. Once a stockholder deposits that stockholder’s certificates or, in the case of uncertified shares makes demand for payment, that stockholder loses all rights as a stockholder, unless the stockholder withdraws pursuant to subsection 4.

4. A stockholder who has complied with subsection 1 may nevertheless decline to exercise dissenter’s rights and withdraw from the appraisal process by so notifying the subject corporation in writing by the date set forth in the dissenter’s notice pursuant to NRS 92A.430. A stockholder who fails to so withdraw from the appraisal process may not thereafter withdraw without the subject corporation’s written consent.

5. The stockholder who does not demand payment or deposit his or her certificates where required, each by the date set forth in the dissenter’s notice, is not entitled to payment for his or her shares under this chapter.

NRS 92A.450. Uncertificated shares: Authority to restrict transfer after demand for payment

The subject corporation may restrict the transfer of shares not represented by a certificate from the date the demand for their payment is received.

NRS 92A.460. Payment for shares: General requirements

1. Except as otherwise provided in NRS 92A.470, within 30 days after receipt of a demand for payment, the subject corporation shall pay in cash to each dissenter who complied with NRS 92A.440 the amount the subject corporation estimates to be the fair value of the dissenter’s shares, plus accrued interest. The obligation of the subject corporation under this subsection may be enforced by the district court:

(a) Of the county where the subject corporation’s principal office is located;

(b) If the subject corporation’s principal office is not located in this State, in the county in which the corporation’s registered office is located; or

(c) At the election of any dissenter residing or having its principal or registered office in this State, of the county where the dissenter resides or has its principal or registered office.

The court shall dispose of the complaint promptly.

2. The payment must be accompanied by:

(a) The subject corporation’s balance sheet as of the end of a fiscal year ending not more than 16 months before the date of payment, a statement of income for that year, a statement of changes in the stockholders’ equity for that year or, where such financial statements are not reasonably available, then such reasonably equivalent financial information and the latest available quarterly financial statements, if any;

(b) A statement of the subject corporation’s estimate of the fair value of the shares; and

(c) A statement of the dissenter’s rights to demand payment under NRS 92A.480 and that if any such stockholder does not do so within the period specified, such stockholder shall be deemed to have accepted such payment in full satisfaction of the corporation’s obligations under this chapter.

NRS 92A.470. Withholding payment for shares acquired on or after date of dissenter’s notice: General requirements

1. A subject corporation may elect to withhold payment from a dissenter unless the dissenter was the beneficial owner of the shares before the date set forth in the dissenter’s notice as the first date of any announcement to the news media or to the stockholders of the terms of the proposed action.

2. To the extent the subject corporation elects to withhold payment, within 30 days after receipt of a demand for payment, the subject corporation shall notify the dissenters described in subsection 1:

(a) Of the information required by paragraph (a) of subsection 2 of NRS 92A.460;

(b) Of the subject corporation’s estimate of fair value pursuant to paragraph (b) of subsection 2 of NRS 92A.460;

(c) That they may accept the subject corporation’s estimate of fair value, plus interest, in full satisfaction of their demands or demand appraisal under NRS 92A.480;

(d) That those stockholders who wish to accept such an offer must so notify the subject corporation of their acceptance of the offer within 30 days after receipt of such offer; and

(e) That those stockholders who do not satisfy the requirements for demanding appraisal under NRS 92A.480 shall be deemed to have accepted the subject corporation’s offer.

3. Within 10 days after receiving the stockholder’s acceptance pursuant to subsection 2, the subject corporation shall pay in cash the amount offered under paragraph (b) of subsection 2 to each stockholder who agreed to accept the subject corporation’s offer in full satisfaction of the stockholder’s demand.

4. Within 40 days after sending the notice described in subsection 2, the subject corporation shall pay in cash the amount offered under paragraph (b) of subsection 2 to each stockholder described in paragraph (e) of subsection 2.

NRS 92A.480. Dissenter’s estimate of fair value: Notification of subject corporation; demand for payment of estimate

1. A dissenter paid pursuant to NRS 92A.460 who is dissatisfied with the amount of the payment may notify the subject corporation in writing of the dissenter’s own estimate of the fair value of his or her shares and the amount of interest due, and demand payment of such estimate, less any payment pursuant to NRS 92A.460. A dissenter offered payment pursuant to NRS 92A.470 who is dissatisfied with the offer may reject the offer pursuant to NRS 92A.470 and demand payment of the fair value of his or her shares and interest due.

2. A dissenter waives the right to demand payment pursuant to this section unless the dissenter notifies the subject corporation of his or her demand to be paid the dissenter’s stated estimate of fair value plus interest under subsection 1 in writing within 30 days after receiving the subject corporation’s payment or offer of payment under NRS 92A.460 or 92A.470 and is entitled only to the payment made or offered.

NRS 92A.490. Legal proceeding to determine fair value: Duties of subject corporation; powers of court; rights of dissenter

1. If a demand for payment remains unsettled, the subject corporation shall commence a proceeding within 60 days after receiving the demand and petition the court to determine the fair value of the shares and accrued interest. If the subject corporation does not commence the proceeding within the 60-day period, it shall pay each dissenter whose demand remains unsettled the amount demanded by each dissenter pursuant to NRS 92A.480 plus interest.

2. A subject corporation shall commence the proceeding in the district court of the county where its principal office is located in this State. If the principal office of the subject corporation is not located in the State, it shall commence the proceeding in the county where the principal office of the domestic corporation merged with or whose shares were acquired by the foreign entity was located. If the principal office of the subject corporation and the domestic corporation merged with or whose shares were acquired is not located in this State, the subject corporation shall commence the proceeding in the district court in the county in which the corporation’s registered office is located.

3. The subject corporation shall make all dissenters, whether or not residents of Nevada, whose demands remain unsettled, parties to the proceeding as in an action against their shares. All parties must be served with a copy of the petition. Nonresidents may be served by registered or certified mail or by publication as provided by law.

4. The jurisdiction of the court in which the proceeding is commenced under subsection 2 is plenary and exclusive. The court may appoint one or more persons as appraisers to receive evidence and recommend a decision on the question of fair value. The appraisers have the powers described in the order appointing them, or any amendment thereto. The dissenters are entitled to the same discovery rights as parties in other civil proceedings.

5. Each dissenter who is made a party to the proceeding is entitled to a judgment:

(a) For the amount, if any, by which the court finds the fair value of the dissenter’s shares, plus interest, exceeds the amount paid by the subject corporation; or

(b) For the fair value, plus accrued interest, of the dissenter’s after-acquired shares for which the subject corporation elected to withhold payment pursuant to NRS 92A.470.

NRS 92A.500. Assessment of costs and fees in certain legal proceedings

1. The court in a proceeding to determine fair value shall determine all of the costs of the proceeding, including the reasonable compensation and expenses of any appraisers appointed by the court. The court shall assess the costs against the subject corporation, except that the court may assess costs against all or some of the dissenters, in amounts the court finds equitable, to the extent the court finds the dissenters acted arbitrarily, vexatiously or not in good faith in demanding payment.

2. The court may also assess the fees and expenses of the counsel and experts for the respective parties, in amounts the court finds equitable:

(a) Against the subject corporation and in favor of all dissenters if the court finds the subject corporation did not substantially comply with the requirements of NRS 92A.300 to 92A.500, inclusive; or

(b) Against either the subject corporation or a dissenter in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted arbitrarily, vexatiously or not in good faith with respect to the rights provided by NRS 92A.300 to 92A.500, inclusive.

3. If the court finds that the services of counsel for any dissenter were of substantial benefit to other dissenters similarly situated, and that the fees for those services should not be assessed against the subject corporation, the court may award to those counsel reasonable fees to be paid out of the amounts awarded to the dissenters who were benefited.

4. In a proceeding commenced pursuant to NRS 92A.460, the court may assess the costs against the subject corporation, except that the court may assess costs against all or some of the dissenters who are parties to the proceeding, in amounts the court finds equitable, to the extent the court finds that such parties did not act in good faith in instituting the proceeding.

5. To the extent the subject corporation fails to make a required payment pursuant to NRS 92A.460, 92A.470 or 92A.480, the dissenter may bring a cause of action directly for the amount owed and, to the extent the dissenter prevails, is entitled to recover all expenses of the suit.

6. This section does not preclude any party in a proceeding commenced pursuant to NRS 92A.460 or 92A.490 from applying the provisions of N.R.C.P. 68 or NRS 17.115.